                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-4363
                                  ----------------------------------------------

                    AMERICAN CENTURY GOVERNMENT INCOME TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                                  64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                             (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  816-531-5575
                                                   -----------------------------

Date of fiscal year end:  03-31
                        --------------------------------------------------------

Date of reporting period:  09-30-2007
                         -------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

AMERICAN CENTURY INVESTMENTS
Semiannual Report               September 30, 2007

[photo of fall]

Ginnie Mae Fund
Government Bond Fund
Inflation-Adjusted Bond Fund
Short-Term Government Fund

[american century investments logo and text logo]

OUR MESSAGE TO YOU

To help you monitor your investment, my colleagues and I take pride in providing you with the semiannual report for the American Century(R) Ginnie Mae,
Government Bond, Inflation-Adjusted Bond, and Short-Term Government funds for the six months ended September 30, 2007. This has been an eventful and exciting period for us. We've been working diligently to secure a smooth executive leadership transition.

I'm honored to be addressing you in the "Our Message" space long devoted to company founder Jim Stowers, Jr. and his son Jim Stowers III. The Stowers family remains an integral part of our heritage, leadership, and financial structure.
Jim Jr. continues as co-chair of the American Century Companies, Inc. (ACC)
board of directors with Richard Brown, who has been on the board since 1998 and co-chairs the Stowers Institute for Medical Research board.

But times and opportunities change. As the latest step in a career transition that began when he relinquished his executive leadership and investment management responsibilities in early 2005, Jim III stepped down from the ACC board in July 2007 to focus on new business ventures. Jim III's move reflects his family's comfort with our direction and leadership, and gives the Stowers more leeway to devote time and energy to other important priorities, such as the
Stowers Institute for Medical Research.

Meanwhile, American Century Investments, our clients, and our employees have been my top priority since I became company president and CEO in March. We've also added the executive talents of overall chief investment officer Enrique
Chang, international equity CIO Mark On, U.S. growth equity CIO Steve Lurito, and chief operating officer Barry Fink.

This skilled group, combined with our existing senior management team, has already had a positive impact on the development and management of the products and services we take pride in delivering to you.

/s/Jonathan Thomas
Jonathan Thomas

[photo of Jonathan Thomas]

Jonathan Thomas
PRESIDENT
AMERICAN CENTURY COMPANIES, INC.

[photo of James E. Stowers, Jr.]

James E. Stowers, Jr.
FOUNDER AND CO-CHAIRMAN OF THE BOARD
AMERICAN CENTURY COMPANIES, INC.

[photo of Richard Brown]

Richard Brown
CO-CHAIRMAN OF THE BOARD
AMERICAN CENTURY COMPANIES, INC.

TABLE OF CONTENTS

     Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . .      2
      U.S. Fixed-Income Total Returns. . . . . . . . . . . . . . . . . . .      2

GINNIE MAE

GOVERNMENT BOND

INFLATION-ADJUSTED BOND

SHORT-TERM GOVERNMENT

FINANCIAL STATEMENTS

OTHER INFORMATION

     Proxy Voting Results. . . . . . . . . . . . . . . . . . . . . . . . .     55
     Approval of Management Agreements for Ginnie Mae, Government Bond,

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American
Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund.
Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American
Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of Chief Investment Officer]

By David MacEwen, Chief Investment Officer, Fixed Income

MODEST GROWTH, INFLATION, BOND RETURNS

U.S. bonds managed positive returns during the six months ended September 30,
2007. But the ride was bumpy -- bond market volatility surged to the highest level in years as waves from the bursting housing and subprime mortgage bubbles spread to the broader economy and financial markets.

U.S. economic growth was moderate over the last four complete calendar quarters, running at an approximately 2-3% average annual rate. Many economists are calling for sub-2% growth going forward. Inflation slowed, as the trailing
12-month percentage change in core consumer prices (without volatile food and energy prices) finished September at 2.1%. That's down from 2.9% as recently as
September 2006.

To help alleviate some of the market and economic concerns, the Federal Reserve
(the Fed) lowered its benchmark federal funds rate target in September. This came on top of cuts to its discount rate in both August and September -- the
Fed's first rate cuts since June 2003.

RATES FELL, CURVE STEEPENED

Against that backdrop, Treasury yields generally declined. The yield on the two-year Treasury note fell from 4.58% to 3.99%; however, yields on longer-term notes and bonds fell less. That's because investors worried about the potential long-term inflation effects of Fed rate cuts, high energy and commodity prices, and a weaker dollar. As a result, the yield curve (a graphic representation of bond yields at different maturities) fell and steepened -- the difference in yield between two- and 10-year Treasury securities increased sharply from seven to 60 basis points (a basis point equals 0.01%).

HIGH-QUALITY BONDS DID BEST

The volatility, credit, and liquidity concerns in the market all favored
Treasury securities over higher-yielding, lower-quality alternatives (see the returns table above). So, for example, while the Treasury market enjoyed its best quarter in five years from July to September, July was one of the worst months on record for high-yield bonds. Treasury inflation-indexed securities performed best because of their combination of high credit quality and inflation protection.

U.S. Fixed-Income Total Returns For the six months ended September 30, 2007*

TREASURY SECURITIES
3-Month Bill                                 2.69%
2-Year Note                                  3.25%
5-Year Note                                  3.60%
10-Year Note                                 2.72%
30-Year Bond                                 2.57%

CITIGROUP US BOND MARKET INDICES
High-Yield (corporate)                       0.65%
Credit (investment-grade corporate)          1.50%
Mortgage                                     2.16%
Broad Investment-Grade (multi-sector)        2.42%
Agency                                       3.04%
Treasury                                     3.38%
Inflation-Linked Securities                  3.76%

*Total returns for periods less than one year are not annualized.

------

PERFORMANCE
Ginnie Mae

Total Returns as of September 30, 2007
                                                 Average Annual Returns
                          6                    5       10         Since     Inception
                          months(1)   1 year   years    years   Inception      Date

INVESTOR CLASS(2)           1.94%      4.69%   3.32%    5.07%     7.14%      9/23/85

CITIGROUP
GNMA INDEX                  2.23%      5.33%   4.11%    5.81%    7.98%(3)       --

Institutional Class(1)        --        --       --      --       0.00%      9/28/07

Advisor Class(2)            1.81%      4.44%   3.06%     --       4.80%      10/9/97

C Class(2)                                                                   6/15/01
 No sales charge*           1.43%      3.65%   2.36%     --       3.30%         --
 With sales charge*         0.43%      3.65%   2.36%              3.30%         --

R Class(1)                    --        --       --      --       0.00%      9/28/07

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class
Information page for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) Class returns would have been lower if American Century had not voluntarily waived a portion of its management fee.

(3) Since 9/30/85, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

Ginnie Mae

Growth of $10,000 Over 10 Years
$10,000 investment made September 30, 1997

One-Year Returns Over 10 Years
Periods ended September 30
               1998    1999    2000    2001    2002    2003    2004   2005    2006    2007

Investor
Class         7.63%   1.65%   6.97%   11.31%  6.91%   2.69%   2.86%   2.76%  3.62%   4.69%*

Citigroup
GNMA Index    8.27%   2.58%   7.73%   11.89%  7.45%   3.33%   4.32%   3.54%  4.04%    5.33%

*Returns would have been lower, along with the ending value, if a portion of the class's management fee had not been waived during the period.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

PORTFOLIO COMMENTARY
Ginnie Mae

Lead Portfolio Managers: Hando Aguilar and Dan Shiffman
Macro Strategy Team Representative: Bob Gahagan

PERFORMANCE SUMMARY

Ginnie Mae returned 1.94%* for the six months ended September 30, 2007. By comparison, the fund's benchmark, the Citigroup GNMA Index, returned 2.23%.
Portfolio returns reflect operating expenses, while the index returns do not.

It's also worth pointing out that Ginnie Mae outperformed the 1.87%** average return of the 59 GNMA funds tracked by Lipper Inc. The portfolio's average annual returns were also ahead of its Lipper group for the one-, five- and
10-year periods ended September 30, 2007.

The portfolio's absolute return reflected the challenging climate for taxable bonds prevailing in recent months (see the Market Perspective on page 2).
Relative to the bench-mark, our yield-curve steepening bias helped performance, while some of our sector and coupon allocation decisions limited relative results. Duration positioning had a mixed effect.

MORTGAGES TRAILED BROADER MARKET

Mortgage-backed securities (MBS) produced returns that slightly trailed the broader investment-grade bond market, with returns for the Citigroup GNMA Index and Broad Investment-Grade Index of 2.23% and 2.42%, respectively. MBS returns were limited by volatility, credit, and liquidity concerns. Mortgages tend to perform best when interest rates are stable or change only gradually. That's when their higher coupon payments account for a larger part of total return than price changes. In addition, volatile interest rate environments necessitate changing assumptions about mortgage refinancing activity, affecting the average life and duration (interest rate sensitivity) of MBS.

* All fund returns and yields referenced in this commentary are for Investor
Class shares. Class returns would have been lower had a portion of its management fee not been waived. Total returns for periods less than one year are not annualized.

** The Lipper GNMA Funds average returns for the one-, five- and 10-year periods ended September 30, 2007, were 4.52%, 3.12% and 4.99%, respectively.

Data provided by Lipper Inc. - A Reuters Company. ©2007 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Portfolio at a Glance
                                       As of        As of
                                      9/30/07      3/31/07
Average Duration (effective)         4.4 years    3.9 years
Average Life                         7.5 years    6.3 years

Yields as of September 30, 2007(1)
30-Day SEC Yield(2)
Investor Class                               4.95%
Advisor Class                                4.70%
C Class                                      3.90%

(1) The Institutional Class and R Class commenced on September 28, 2007, the last business day in the period. Therefore, 30-Day SEC yields were not available.

(2) The yields presented reflect the waiver of a portion of the fund's management fee. Without such waiver, the 30-day yields would have been lower.

------

Ginnie Mae

CURVE POSITIONING HELPED

Our yield-curve positioning contributed to the portfolio's performance relative to the benchmark, as we maintained a yield curve-steepening bias during the period using two- and 10-year Treasury futures. This trade helped relative results as the yield curve steepened overall, particularly in August. For the six months, the yield difference between two- and 10-year Treasurys went from seven to 60 basis points (a basis point equals 0.01%). This curve-steepening bias is a strategy we expect to carry forward, given our view of the economy, interest rates, and shape of the curve.

COUPON STRUCTURE DETRACTED

Our coupon structure detracted from relative performance, as we held an underweight position in discount bonds, which outperformed as interest rates fell. Meanwhile, our underweight position in GNMA IIs and overweight in GNMA Is had a net neutral effect on performance for the six months, despite some volatility in between. These are securities formed from different pools of mortgages -- GNMA Is are comprised of mortgages from a single issuer, while GNMA
IIs include mortgages of multiple issuers.

In addition, our duration was slightly longer than that of the index, which also detracted from performance when interest rates rose briefly early in the period.
We got some of that performance back in the third quarter of the year when rates fell.

RELATIVE-VALUE APPROACH

"We continued to focus on identifying attractive relative value investment opportunities. Recently, we believed well-structured GNMA collateralized mortgage obligations (CMOs) presented such an opportunity," said portfolio manager Hando Aguilar. "We also liked these securities because their structure helped limit the effect of interest rate volatility on the portfolio. Our GNMA
CMOs outperformed GNMA MBS as yield spreads widened more on GNMA MBS in recent months. In addition, we continued to generate incremental return for the portfolio via our cash-management use of floating-rate discount agency notes and short-duration GNMA CMO floaters."

OUTLOOK

"We see a difficult path for the economy as a result of headwinds from housing, the consumer, a slower job market, and higher energy prices," said Bob Gahagan, a portfolio manager on the Ginnie Mae team and member of American Century's fixed-income Macro Strategy Team. "Given our expectation for slower economic growth and more Federal Reserve rate cuts, we think it makes sense to continue our curve-steepening trade. In terms of sector allocations, we will remain on the lookout for the best relative values we can find, so we'll continue to evaluate GNMA Is versus GNMA IIs, as well as CMOs versus traditional GNMA mortgage passthrough securities. We think our track record versus our competition validates this steady, long-term, relative-value approach to investing."

Types of Investments in Portfolio
                                 % of fund         % of fund
                                investments       investments
                                   as of             as of
                                  9/30/07           3/31/07
U.S. Government Agency
Mortgage-Backed
Securities (all GNMAs)             73.9%             74.4%
U.S. Government Agency
Collateralized Mortgage
Obligations (all GNMAs)            16.9%             14.8%
U.S. Government
Agency Securities                   3.7%             6.9%
Temporary Cash Investments          5.5%             3.9%

------

SCHEDULE OF INVESTMENTS
Ginnie Mae

SEPTEMBER 30, 2007 (UNAUDITED)

Principal Amount                                                             Value

U.S. Government Agency Mortgage-Backed Securities(1) -- 95.3%
     $140,500,000  GNMA, 5.50%, settlement date 10/18/07(2)          $ 138,546,206
      130,000,000  GNMA, 6.00%, settlement date 10/18/07(2)            130,748,540
       97,500,000  GNMA, 6.00%, settlement date 11/20/07(2)             98,033,228
      179,238,136  GNMA, 5.00%, 6/15/33
                   to 5/20/36(3)                                       173,310,703
      424,031,076  GNMA, 5.50%, 4/15/33
                   to 7/20/37(3)                                       417,865,557
      153,624,786  GNMA, 6.00%, 7/20/16
                   to 3/15/37(3)                                       154,632,037
       44,831,843  GNMA, 6.50%, 6/15/23
                   to 4/15/32                                           45,973,611
       15,337,429  GNMA, 7.00%, 9/15/08
                   to 12/20/29                                          16,074,354
          172,738  GNMA, 7.25%, 9/15/22
                   to 6/15/23                                              179,638
       12,222,252  GNMA, 7.50%, 5/20/08
                   to 11/15/31                                          12,833,639
          145,003  GNMA, 7.65%, 6/15/16
                   to 12/15/16                                             151,728
           75,225  GNMA, 7.75%, 11/15/22
                   to 6/20/23                                               79,093
          266,594  GNMA, 7.77%, 4/15/20 to 6/15/20                         280,966
           37,076  GNMA, 7.85%, 9/20/22                                     39,044
           15,972  GNMA, 7.89%, 9/20/22                                     16,838
          151,184  GNMA, 7.98%, 6/15/19
                   to 6/15/19                                              160,088
        3,446,956  GNMA, 8.00%, 11/15/07
                   to 7/20/30                                            3,661,400
          204,435  GNMA, 8.15%, 1/15/20
                   to 2/15/21                                              218,524
          777,559  GNMA, 8.25%, 4/15/08
                   to 5/15/27                                              829,555
           55,862  GNMA, 8.35%, 11/15/20                                    60,010
        3,035,103  GNMA, 8.50%, 7/15/08
                   to 12/15/30                                           3,271,163
          263,888  GNMA, 8.75%, 1/15/17
                   to 7/15/27                                              283,257
        2,139,112  GNMA, 9.00%, 8/15/08
                   to 1/15/25                                            2,289,443
          331,713  GNMA, 9.25%, 8/15/16
                   to 3/15/25                                              358,644
          711,752  GNMA, 9.50%, 6/15/09
                   to 7/20/25                                              773,170
          151,209  GNMA, 9.75%, 8/15/17
                   to 11/20/21                                             169,893
          171,790  GNMA, 10.00%, 11/15/09
                   to 1/15/22                                              194,539

Principal Amount                                                             Value

         $ 74,250  GNMA, 10.25%, 5/15/12
                   to 2/15/19                                              $82,394
           98,541  GNMA, 10.50%, 3/15/14
                   to 7/15/19                                              111,991
            5,569  GNMA, 10.75%, 12/15/09                                    5,857
          162,036  GNMA, 11.00%, 12/15/09
                   to 6/15/20                                              178,298
            2,564  GNMA, 11.25%, 2/20/16                                     2,912
           39,463  GNMA, 11.50%, 2/15/13
                   to 10/20/18                                              44,544
           21,077  GNMA, 12.00%, 10/15/10
                   to 12/15/12                                              23,273
           13,670  GNMA, 12.25%, 2/15/14
                   to 5/15/15                                               15,436
           55,831  GNMA, 12.50%, 5/15/10
                   to 12/15/13                                              61,370
          103,419  GNMA, 13.00%, 1/15/11
                   to 8/15/15                                              117,669
           46,520  GNMA, 13.50%, 5/15/10
                   to 9/15/14                                               53,169
            7,206  GNMA, 13.75%, 8/15/14                                     8,315
            3,246  GNMA, 14.00%, 6/15/11
                   to 7/15/11                                                3,706
           31,723  GNMA, 14.50%, 10/15/12
                   to 12/15/12                                              36,745
           35,701  GNMA, 15.00%, 7/15/11
                   to 10/15/12                                              41,533
            4,388  GNMA, 16.00%, 12/15/11                                    5,149
                                                                    --------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $1,220,848,382)                                                1,201,827,229
                                                                    --------------

U.S.    Government Agency Collateralized Mortgage Obligations(1) -- 21.8%
        5,341,692 GNMA, Series 1998-6,
                   Class FA, VRN, 6.26%, 10/16/07, resets
                   monthly off the 1-month LIBOR plus 0.51% with
                   a cap of 9.00%                                        5,375,702
          662,104  GNMA, Series 1998-17,
                   Class F, VRN, 6.25%, 10/16/07, resets monthly
                   off the 1-month LIBOR plus 0.50% with no caps           666,467
          407,486  GNMA, Series 2000-22, Class FG, VRN, 5.95%,
                   10/16/07, resets monthly off the 1-month
                   LIBOR plus 0.20% with no caps                           406,695
        3,065,458  GNMA, Series 2001-59, Class FD, VRN, 6.25%,
                   10/16/07, resets monthly off the 1-month
                   LIBOR plus 0.50% with no caps                         3,085,472

------

Ginnie Mae

Principal Amount                                                             Value

      $ 6,347,133  GNMA, Series 2001-62, Class FB, VRN, 6.25%,
                   10/16/07, resets monthly off the 1-month
                   LIBOR plus 0.50% with no caps                       $ 6,393,804
        3,578,598  GNMA, Series 2002-13, Class FA, VRN, 6.25%,
                   10/16/07, resets monthly off the 1-month
                   LIBOR plus 0.50% with a cap of 8.50%                  3,602,757
        6,307,116  GNMA, Series 2002-24, Class FA, VRN, 6.25%,
                   10/16/07, resets monthly off the 1-month
                   LIBOR plus 0.50% with a cap of 8.50%                  6,342,259
        1,934,519  GNMA, Series 2002-29, Class FA SEQ, VRN,
                   5.85%, 10/20/07, resets monthly off the
                   1-month LIBOR plus 0.35% with a cap of 9.00%          1,937,270
        1,715,201  GNMA, Series 2002-31, Class FW, VRN, 6.15%,
                   10/16/07, resets monthly off the 1-month
                   LIBOR plus 0.40% with a cap of 8.50%                  1,721,252
        7,570,227  GNMA, Series 2002-47,
                   Class PX, 6.00%, 5/20/31                              7,540,211
       18,137,151  GNMA, Series 2002-50, Class PD, 6.00%, 5/20/31       18,171,937
        6,494,575  GNMA, Series 2002-57, Class PD, 6.00%, 6/20/31        6,456,919
        1,332,677  GNMA, Series 2002-60, Class PE, 6.00%, 7/20/31        1,343,432
        7,007,573  GNMA, Series 2003-7, Class FA, VRN, 6.20%, 10/16/07, resets monthly off the 1-month LIBOR plus 0.45% with
                   no caps                                               7,030,978
          676,549  GNMA, Series 2003-10, Class JC, 6.00%, 4/20/30          678,669
           60,300  GNMA, Series 2003-12, Class ON, 4.00%, 2/16/28           60,191
        1,123,999  GNMA, Series 2003-14, Class F, VRN, 5.85%,
                   10/20/07, resets monthly off the 1-month
                   LIBOR plus 0.35% with no caps                         1,124,885
          841,812  GNMA, Series 2003-31, Class GD, 4.00%,
                   12/16/28                                                837,123
        3,213,351  GNMA, Series 2003-42, Class FW, VRN, 5.85%,
                   10/20/07, resets monthly off the 1-month
                   LIBOR plus 0.35% with a cap of 7.00%                  3,188,554
       22,759,369  GNMA, Series 2003-46, Class PA, 5.00%, 5/20/29       22,756,411

Principal Amount                                                             Value

     $ 25,553,581  GNMA, Series 2003-55, Class PG, 5.00%, 6/20/29     $ 25,559,713
        2,693,348  GNMA, Series 2003-85, Class BM SEQ, 5.00%,
                   2/20/24                                               2,692,572
        2,693,348  GNMA, Series 2003-85, Class BX SEQ, 5.50%,
                   2/20/24                                               2,703,639
       14,588,423  GNMA, Series 2003-105, Class A SEQ, 4.50%,
                   11/16/27                                             14,365,001
        5,514,457  GNMA, Series 2003-110, Class HA SEQ, 5.00%,
                   5/20/29                                               5,496,182
        3,917,490  GNMA, Series 2004-11, Class UC, 5.00%, 4/16/26        3,913,153
        4,280,748  GNMA, Series 2004-39, Class XF SEQ, VRN,
                   6.00%, 10/16/07, resets monthly off the
                   1-month LIBOR plus 0.25% with a cap of 7.50%          4,291,904
          286,959  GNMA, Series 2004-42, Class AB SEQ, 6.00%,
                   3/20/32                                                 286,690
        9,144,348  GNMA, Series 2004-46, Class BG SEQ, 5.00%,
                   5/20/25                                               9,188,067
          173,089  GNMA, Series 2004-46, Class QH, 4.50%, 4/20/25          172,738
       38,300,230  GNMA, Series 2004-53, Class FB SEQ, VRN, 6.15%, 10/16/07,
                   resets monthly off the 1-month LIBOR plus 0.40% with a cap of
                   7.50%(3)                                             38,495,675
       15,490,669  GNMA, Series 2004-82, Class DM, 5.00%,
                   10/20/27                                             15,472,390
       22,750,575  GNMA, Series 2004-87, Class LA, 3.63%,
                   12/20/28                                             22,385,132
       14,593,232  GNMA, Series 2005-24, Class F, VRN, 5.95%,
                   10/16/07, resets monthly off the 1-month
                   LIBOR plus 0.20% with a cap of 7.00%                 14,599,755
       17,650,000  GNMA, Series 2003-66, Class EH, 5.00%, 5/20/32       16,897,616
                                                                    --------------
TOTAL U.S. GOVERNMENT
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $275,134,840)                                                    275,241,215
                                                                    --------------

U.S. Government Agency Securities -- 4.8%
       20,000,000  FFCB, VRN, 5.56%, 10/3/07, resets monthly off
                   the
                   1-month LIBOR minus 0.11% with no caps               20,000,000

------

Ginnie Mae

Principal Amount                                                             Value

     $ 40,000,000  FHLB, VRN, 5.36%, 11/23/07, resets quarterly off the 3-month LIBOR minus 0.14% with no
                   caps(3)                                            $ 40,023,960
                                                                    --------------
TOTAL U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $60,000,000)                                                      60,023,960
                                                                    --------------
Temporary Cash Investments -- 7.1%

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 0.875%, 4/15/10, valued at $70,791,819), in a joint trading account at
3.80%, dated 9/28/07, due 10/1/07 (Delivery value $63,013,948)(3)       62,994,000

Principal Amount                                                             Value

Repurchase Agreement, Merrill Lynch & Co., Inc., (collateralized by various U.S. Treasury obligations, 2.375%, 4/15/11, valued at
$27,115,454), in a joint trading account at 3.75%, dated
9/28/07, due 10/1/07 (Delivery value $26,539,291)                     $ 26,531,000
                                                                    --------------
TOTAL TEMPORARY
CASH INVESTMENTS
(Cost $89,525,000)                                                      89,525,000
                                                                    --------------
TOTAL INVESTMENT
SECURITIES -- 129.0%
(Cost $1,645,508,222)                                                1,626,617,404
                                                                    --------------
OTHER ASSETS AND
LIABILITIES -- (29.0)%                                               (365,758,230)
                                                                    --------------
TOTAL NET ASSETS -- 100.0%                                          $1,260,859,174
                                                                    ==============

Futures Contracts
                                               Underlying Face    Unrealized Gain
   Contracts Purchased      Expiration Date    Amount at Value         (Loss)

   1,177  U.S. Treasury
          2-Year Notes       December 2007       $243,694,172        $1,339,867
                                                ==============     ==============

                                                Underlying Face      Unrealized
     Contracts Sold         Expiration Date     Amount at Value      Gain (Loss)

     400  U.S. Treasury
          5-Year Notes       December 2007       $ 42,812,500        $ (494,650)

     690  U.S. Treasury
          10-Year Notes      December 2007        75,404,062          (937,149)
                                                --------------     --------------
                                                 $118,216,562       $(1,431,799)
                                                ==============     ==============

Notes to Schedule of Investments

FFCB = Federal Farm Credit Bank

FHLB = Federal Home Loan Bank

GNMA = Government National Mortgage Association

LIBOR = London Interbank Offered Rate

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective September 30, 2007.

(1) Final maturity indicated, unless otherwise noted.

(2) Forward commitment.

(3) Security, or a portion thereof, has been segregated for forward commitments and/or futures contracts.

See Notes to Financial Statements.

------

PERFORMANCE
Government Bond

Total Returns as of September 30, 2007
                                             Average Annual Returns
                                                   10         Since     Inception
                    6 months(1)   1 year  5 years   years   Inception      Date

INVESTOR CLASS         2.77%      5.33%    3.10%    5.42%     7.56%      5/16/80

CITIGROUP
TREASURY/
MORTGAGE INDEX         2.71%      5.51%    3.83%    5.89%     --(2)         --

Advisor Class          2.65%      5.07%    2.85%     --       5.15%      10/9/97

Performance information prior to September 3, 2002, is that of the American
Century Treasury Fund, all of the net assets of which were acquired by
Government Bond pursuant to a plan of reorganization approved by Treasury shareholders on August 2, 2002.

(1) Total returns for periods less than one year are not annualized.

(2) Index data not available prior to 1982.

Growth of $10,000 Over 10 Years
$10,000 investment made September 30, 1997

One-Year Returns Over 10 Years
Periods ended September 30
                  1998      1999     2000    2001    2002    2003    2004    2005   2006    2007

Investor Class   12.58%    -1.92%   6.41%   13.70%   8.95%  2.66%   1.27%   2.93%   3.39%  5.33%

Citigroup
Treasury/
Mortgage Index   11.67%    -0.07%   7.28%   12.80%   8.78%  3.55%   3.48%   2.91%   3.73%  5.51%

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

PORTFOLIO COMMENTARY
Government Bond

Lead Portfolio Managers: Hando Aguilar, Brian Howell, Jim Platz, Seth
Plunkett, and Dan Shiffman
Macro Strategy Team Representative: Bob Gahagan

PERFORMANCE SUMMARY

Government Bond returned 2.77%* for the six months ended September 30, 2007.
That compares favorably with the 2.71% return of its benchmark, the Citigroup
Treasury/Mortgage Index. Portfolio returns reflect operating expenses, while the index returns do not.

It's also worth pointing out that Government Bond outperformed the 2.18%**
average return of the 83 intermediate U.S. government funds tracked by Lipper
Inc. The portfolio's average annual returns were also ahead of its Lipper group for the one-, five- and 10-year periods ended September 30, 2007.

The portfolio's absolute return reflected the challenging climate for taxable bonds prevailing in recent months (see the Market Perspective on page 2).
Relative to the benchmark, Government Bond outperformed largely as a result of our yield-curve positioning; sector allocation largely detracted.

CURVE POSITIONING WAS KEY

Our yield-curve positioning was the key factor explaining the portfolio's solid performance relative to the benchmark, as we maintained a yield curve-steepening bias during the period using two- and 10-year Treasury futures. This trade helped relative results as the yield curve steepened overall, particularly in
August. For the six months, the yield difference between two- and 10-year
Treasurys went from seven to 60 basis points (a basis point equals 0.01%). This curve-steepening bias is a strategy we expect to carry forward, given our view of the economy, interest rates, and shape of the curve.

SECTOR ALLOCATION DETRACTED

Our sector allocations detracted from return relative to the benchmark, as we held an underweight position in Treasury bonds in favor of higher-yielding government agency and mortgage-backed securities (MBS). We view this positioning as a long-term, strategic trade that we believe is likely to deliver outperformance over time. Consider that there are two components to a bond fund's total return -- income and price changes. Other things being equal, higher-yielding MBS and agency debt should outperform Treasury bonds over time.
But for short periods, price changes

* All fund returns and yields referenced in this commentary are for Investor
Class shares. Total returns for periods less than one year are not annualized.

** The Lipper Intermediate U.S. Government Funds average returns for the one-, five- and 10-year periods ended September 30, 2007, were 4.61%, 2.86% and 5.04%, respectively.

Data provided by Lipper Inc. - A Reuters Company. ©2007 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Portfolio at a Glance
                                        As of         As of
                                       9/30/07       3/31/07
Average Duration (effective)          4.2 years     4.1 years
Average Life                          6.0 years     6.2 years

Yields as of September 30, 2007
30-Day SEC Yield
Investor Class                                4.61%
Advisor Class                                 4.37%

------

Government Bond

can overwhelm these bonds' income advantage, and that's exactly what happened in recent months. Indeed, the third quarter of 2007 was the best period for
Treasury bonds in many years. As a result, this trade limited our results relative to the benchmark.

However, we held an overweight position in government agency bonds relative to
MBS. Our agency holdings outperformed MBS, whose performance was limited by volatility, credit, and liquidity concerns. It's also worth mentioning how we derived our MBS exposure. We're careful about how we invest in this sector and had essentially zero subprime exposure. In addition, the MBS we owned held up relatively well because they were high-quality, easily bought-and-sold, or
"on-the-run" bonds, as opposed to less-liquid "off-the-run" securities, which performed worst.

RELATIVE-VALUE APPROACH

"We continued to focus on identifying the best relative values among U.S.
government bonds," said Macro Strategy Team representative Bob Gahagan. "We think our track record versus our competition validates this steady, long-term approach to investing. Because of this relative-value approach, we saw the sell-off during the liquidity crunch in July and August as a buying opportunity, adding select high-quality MBS at what we believed were very attractive prices."

OUTLOOK

"We see a difficult path for the economy as a result of headwinds from housing, the consumer, a slower job market, and higher energy prices," Gahagan continued.
"Given our expectation for slower economic growth and more Federal Reserve (Fed)
rate cuts, we think it makes sense to continue our curve-steepening trade. In terms of sector allocations, we continue to like the risk/reward trade-off for
MBS over time, so we expect to maintain an overweight position in these securities. In addition, we think the environment for Treasury inflation-indexed securities could be positive going forward. On top of some positive fundamentals, inflation-indexed bonds are benefiting from demand from investors who think the Fed will err on the side of fighting recession, rather than inflation."

Types of Investments in Portfolio
                                  % of fund       % of fund
                                 investments     investments
                                    as of           as of
                                   9/30/07         3/31/07
U.S. Treasury Securities            23.0%           16.0%
U.S. Government Agency
Mortgage-Backed Securities          21.9%           24.7%
U.S. Government
Agency Collateralized
Mortgage Obligations                17.0%           18.3%
U.S. Government
Agency Securities                   15.0%           16.6%
U.S. Government Agency
Asset-Backed Securities              1.5%            2.1%
Temporary Cash Investments           1.1%            4.0%
Temporary Cash Investments -
Securities Lending Collateral       20.5%           18.3%

------

SCHEDULE OF INVESTMENTS
Government Bond

SEPTEMBER 30, 2007 (UNAUDITED)

Principal Amount                                                             Value

U.S. Treasury Securities -- 30.3% $14,720,000 U.S. Treasury Bonds,
                  8.125%, 8/15/21(1)(2)                               $ 19,555,764
      10,700,000  U.S. Treasury Bonds,
                  7.125%, 2/15/23(1)(2)                                 13,283,055
       7,700,000  U.S. Treasury Bonds,
                  6.125%, 11/15/27(1)(2)                                 8,912,149
      14,570,000  U.S. Treasury Notes,
                  3.50%, 8/15/09(1)(2)                                  14,453,906
      19,572,000  U.S. Treasury Notes,
                  4.625%, 10/31/11(1)(2)                                19,926,762
      59,000,000  U.S. Treasury Notes,
                  4.50%, 4/30/12(1)(2)                                  59,742,161
      16,065,000  U.S. Treasury Notes,
                  4.875%, 6/30/12(1)(2)                                 16,519,350
       7,800,000  U.S. Treasury Notes,
                  4.25%, 8/15/14(1)(2)                                   7,747,600
       8,130,000  U.S. Treasury Notes,
                  4.625%, 2/15/17(1)(2)                                  8,170,016
      13,790,000  U.S. Treasury Notes,
                  4.50%, 5/15/17(1)(2)                                  13,716,748
                                                                    --------------
TOTAL U.S. TREASURY SECURITIES
(Cost $178,668,552)                                                    182,027,511
                                                                    --------------

U.S. Government Agency Mortgage-Backed Securities(3) -- 28.9%
       5,176,544  FHLMC, 4.50%, 1/1/19(1)                                4,997,498
       6,706,134  FHLMC, 5.50%, 10/1/34(1)                               6,581,252
         650,618  FHLMC, 6.50%, 7/1/47(1)                                  656,769
      34,503,486  FNMA, 6.00%, settlement date 10/11/07(4)              34,551,997
      18,960,312  FNMA, 4.50%, 5/1/19(1)                                18,279,675
       1,512,568  FNMA, 5.00%, 9/1/20(1)                                 1,483,271
         801,183  FNMA, 6.50%, 3/1/32(1)                                   820,669
         721,073  FNMA, 7.00%, 6/1/32(1)                                   750,496
       1,053,656  FNMA, 6.50%, 8/1/32(1)                                 1,080,190
      11,961,241  FNMA, 5.50%, 7/1/33(1)                                11,751,214
      12,311,045  FNMA, 5.00%, 11/1/33(1)                               11,786,890
       3,096,416  FNMA, 5.50%, 9/1/34(1)                                 3,039,597
      18,325,690  FNMA, 5.50%, 10/1/34(1)                               17,989,414
      10,493,901  FNMA, 5.00%, 8/1/35(1)                                10,027,930
       4,820,404  FNMA, 5.00%, 2/1/36(1)                                 4,606,358
      14,935,734  FNMA, 5.50%, 4/1/36(1)                                14,649,416
       8,583,858  FNMA, 6.50%, 8/1/37(1)                                 8,678,795
      13,850,000  FNMA, 6.50%, 9/1/37(1)                                14,104,895
         316,462  FNMA, 6.50%, 6/1/47(1)                                   319,453
         833,452  FNMA, 6.50%, 8/1/47(1)                                   841,331
       1,171,636  FNMA, 6.50%, 8/1/47(1)                                 1,182,712
       1,312,283  FNMA, 6.50%, 9/1/47(1)                                 1,324,688

Principal Amount                                                             Value

     $ 1,056,580  FNMA, 6.50%, 9/1/47(1)                               $ 1,066,568
       1,859,389  FNMA, 6.50%, 9/1/47(1)                                 1,876,966
         147,288  FNMA, 6.50%, 9/1/47(1)                                   148,681
       1,066,558  FNMA, 6.50%, 9/1/47(1)                                 1,076,641
                                                                    --------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $176,068,041)                                                    173,673,366
                                                                    --------------

U.S.   Government Agency Collateralized Mortgage Obligations(3) -- 22.4%
       1,865,141 FHLMC, Series 2560,
                  Class FG SEQ, VRN, 6.25%, 10/15/07, resets monthly off the
                  1-month LIBOR plus 0.50% with
                  a cap of 8.50%(1)                                      1,876,826
       4,139,054  FHLMC, Series 2625, Class FJ SEQ, VRN, 6.05%,
                  10/15/07, resets monthly off the 1-month LIBOR
                  plus 0.30% with a cap of 7.50%(1)                      4,148,123
       9,127,025  FHLMC, Series 2706,
                  Class EB, 5.00%, 9/15/20(1)                            9,104,417
       4,393,164  FHLMC, Series 2779,
                  Class FM SEQ, VRN, 6.10%, 10/15/07, resets monthly off the
                  1-month LIBOR plus 0.35% with
                  a cap of 7.50%(1)                                      4,422,976
       9,281,408  FHLMC, Series 2780,
                  Class BD SEQ, 4.50%, 10/15/17(1)                       9,213,831
      10,130,972  FHLMC, Series 2812,
                  Class EF SEQ, VRN, 6.15%, 10/15/07, resets monthly off the
                  1-month LIBOR plus 0.40% with
                  a cap of 7.50%(1)                                     10,158,904
       6,586,732  FHLMC, Series 2831,
                  Class AF, VRN, 6.05%, 10/15/07, resets monthly
                  off the 1-month LIBOR plus 0.30% with a cap of
                  7.50%(1)                                               6,627,023
       4,704,497  FHLMC, Series 2836,
                  Class ND, 4.00%, 7/15/13(1)                            4,679,850
      11,463,426  FHLMC, Series 2855, Class FK SEQ, VRN, 6.10%,
                  10/15/07, resets monthly off the 1-month LIBOR
                  plus 0.35% with a cap of 7.50%(1)                     11,476,814
       5,257,121  FHLMC, Series 2892,
                  Class A, 5.00%, 5/15/21(1)                             5,239,241
       3,388,728  FHLMC, Series 2900,
                  Class PA, 4.50%, 3/15/14(1)                            3,375,519
       4,248,701  FNMA, Series 2002-5,
                  Class PJ, 6.00%, 10/25/21(1)                           4,353,032
       1,010,299  FNMA, Series 2002-89, Class CA SEQ, 5.00%,
                  4/25/16(1) 1,008,726

------

Government Bond

Principal Amount                                                             Value

     $ 1,609,075  FNMA, Series 2003-14,
                  Class LA SEQ, 5.00%, 8/25/16(1)                      $ 1,603,374
       4,109,056  FNMA, Series 2003-42,
                  Class FK, VRN, 5.53%, 10/25/07, resets monthly
                  off the 1-month LIBOR plus 0.40% with a cap of
                  7.50%(1)                                               4,146,905
       7,614,548  FNMA, Series 2003-43,
                  Class LF, VRN, 5.48%, 10/25/07, resets monthly
                  off the 1-month LIBOR plus 0.35% with a cap of
                  8.00%(1)                                               7,661,811
       6,701,000  FNMA, Series 2003-52, Class KF SEQ, VRN,
                  5.53%, 10/25/07, resets monthly off the
                  1-month LIBOR plus 0.40% with a cap of 7.50%(1)        6,749,160
       4,830,008  FNMA, Series 2003-84,
                  Class AL, 4.00%, 4/25/13(1)                            4,808,128
      18,000,000  FNMA, Series 2003-92,
                  Class PD, 4.50%, 3/25/17(1)                           17,658,433
       1,711,305  FNMA, Series 2003-124, Class PB, 4.00%,
                  3/25/31(1) 1,706,599
       6,063,623  FNMA, Series 2004 W5,
                  Class F1, VRN, 5.58%, 10/25/07, resets monthly
                  off the 1-month LIBOR plus 0.45% with a cap of
                  7.50%(1)                                               6,090,345
       1,768,365  FNMA, Series 2005-47,
                  Class AN SEQ, 5.00%, 12/25/16(1)                       1,763,788
       7,041,654  FNMA, Series 2005-63,
                  Class HA SEQ, 5.00%, 4/25/23(1)                        6,986,067
                                                                    --------------
TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $134,286,074)                                                    134,859,892
                                                                    --------------

U.S. Government Agency Securities -- 19.8%
      42,800,000  FHLB, 5.00%, 10/13/11(2)                              43,491,862
       8,800,000  FHLMC, 5.00%, 6/11/09(1)(2)                            8,884,489
      10,400,000  FHLMC, 5.75%, 1/15/12(2)                              10,872,732
       9,595,000  FHLMC, 4.75%, 1/19/16(2)                               9,512,205

Principal Amount                                                             Value

     $10,000,000  FHLMC, 5.875%, 5/23/16(1)                           $ 10,307,700
      14,800,000  FNMA, 6.625%, 9/15/09(1)                              15,418,906
       5,200,000  FNMA, 4.375%, 7/17/13(1)                               5,101,091
      15,600,000  FNMA, 5.80%, 2/9/26(1)                                15,615,023
                                                                    --------------
TOTAL U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $117,942,217)                                                    119,204,008
                                                                    --------------

U.S. Government Agency Asset-Backed Securities(3) -- 2.0%
         709,595  FHLMC, Series T7,
                  Class A5 SEQ, 7.27%, 8/25/28                             707,420
       3,123,402  FHLMC, Series T20,
                  Class A7, VRN, 5.43%, 10/25/07, resets monthly
                  off the 1-month LIBOR plus 0.15% with no
                  caps(1)                                                3,124,476
       6,532,322  FHLMC, Series T21,
                  Class A, VRN, 5.49%, 10/25/07, resets monthly off the 1-month
                  LIBOR plus 0.18% with no
                  caps(1)                                                6,533,804
         975,240  FHLMC, Series T34,
                  Class A1V, VRN, 5.37%, 10/25/07, resets monthly off the
                  1-month LIBOR plus 0.12% with
                  no caps(1)                                               975,337
         829,679  FHLMC, Series T35,
                  Class A, VRN, 5.41%, 10/25/07, resets monthly off the 1-month
                  LIBOR plus 0.14% with no
                  caps(1) 829,820
                                                                    --------------
TOTAL U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES
(Cost $12,176,983)                                                      12,170,857
                                                                    --------------
Temporary Cash Investments -- 1.4%

Repurchase Agreement, Merrill Lynch & Co., Inc., (collateralized by various U.S. Treasury obligations, 2.375%, 4/15/11, valued at
$8,868,147), in a joint trading account at 3.75%, dated 9/28/07, due 10/1/07 (Delivery value $8,679,712)(1)
(Cost $8,677,000)                                                        8,677,000

------

Government Bond

Principal Amount                                                             Value

Temporary Cash Investments - Securities Lending Collateral(5) -- 27.0%

Repurchase Agreement, Citigroup Global Markets Inc.,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 5.00%, dated 9/28/07,
due 10/1/07 (Delivery value $50,020,833)                              $ 50,000,000

Repurchase Agreement, Lehman Brothers, Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 5.15%, dated 9/28/07, due 10/1/07
(Delivery value $112,749,438)                                          112,701,070
                                                                    --------------
TOTAL TEMPORARY CASH INVESTMENTS -- SECURITIES LENDING COLLATERAL
(Cost $162,701,070)                                                    162,701,070
                                                                    --------------
TOTAL INVESTMENT
SECURITIES -- 131.8%
(Cost $790,519,937)                                                    793,313,704
                                                                    --------------
OTHER ASSETS AND
LIABILITIES -- (31.8)%                                               (191,482,579)
                                                                    --------------
TOTAL NET ASSETS -- 100.0%                                           $ 601,831,125
                                                                    ==============

Futures Contracts
                                             Underlying
                                           Face Amount at
  Contracts Purchased    Expiration Date        Value       Unrealized Gain (Loss)

     100  U.S. Long
          Bond            December 2007     $ 11,134,375          $ 201,338

   1,598  U.S.
          Treasury
          2-Year Notes    December 2007      330,860,906          1,509,014

     158  U.S.
          Treasury
          5-Year Notes    December 2007      16,910,938            199,613
                                           --------------       --------------
                                            $358,906,219          $1,909,965
                                           ==============       ==============

                                                 Underlying Face     Unrealized
     Contracts Sold          Expiration Date     Amount at Value     Gain (Loss)

   1,039  U.S. Treasury
          10-Year Notes       December 2007       $113,543,219      $(1,734,387)
                                                 ==============    ==============

Notes to Schedule of Investments

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

LIBOR = London Interbank Offered Rate

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective September 30, 2007.

(1) Security, or a portion thereof, has been segregated for forward commitments and/or futures contracts.

(2) Security, or a portion thereof, was on loan as of September 30, 2007.

(3) Final maturity indicated, unless otherwise noted.

(4) Forward commitment.

(5) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

------

PERFORMANCE
Inflation-Adjusted Bond

Total Returns as of September 30, 2007
                                             Average Annual Returns
                       6                            10        Since     Inception
                       months(1)   1 year  5 years  years   Inception      Date

INVESTOR CLASS           3.35%     4.27%    4.80%   6.35%     5.98%      2/10/97

CITIGROUP US
INFLATION-LINKED
SECURITIES INDEX         3.76%     4.91%    5.33%   7.05%    6.74%(2)       --

Institutional Class      3.45%     4.47%     --       --      5.11%      10/1/02

Advisor Class            3.31%     4.02%    4.57%     --      6.32%      6/15/98

(1) Total returns for periods less than one year are not annualized.

(2) Since 2/28/97, the date nearest the Investor Class's inception for which data are available.

Growth of $10,000 Over 10 Years
$10,000 investment made September 30, 1997

One-Year Returns Over 10 Years
Periods ended September 30
                   1998    1999    2000    2001     2002    2003    2004    2005   2006    2007

Investor Class    4.70%   1.50%   8.29%   12.43%   13.18%  6.68%   6.68%   4.96%   1.53%  4.27%

Citigroup US
Inflation-Linked
Securities Index  5.71%   1.86%   9.11%   13.22%   14.54%  7.39%   7.23%   5.34%   1.88%  4.91%

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

PORTFOLIO COMMENTARY

Inflation-Adjusted Bond

Lead Portfolio Managers: Brian Howell, Jim Platz, Seth Plunkett, and Bob
Gahagan
Macro Strategy Team Representatives: Brian Howell and Bob Gahagan

PERFORMANCE SUMMARY

Inflation-Adjusted Bond returned 3.35%* for the six months ended September 30,
2007. By comparison, the fund's benchmark, the Citigroup US Inflation-Linked
Securities Index, returned 3.76%. Portfolio returns reflect operating expenses, while the index returns do not.

It's also worth pointing out that Inflation-Adjusted Bond outperformed the
3.04%** average return of the 134 Treasury inflation-protected securities funds tracked by Lipper Inc. The portfolio's average annual returns were also ahead of its Lipper group for the one-, five- and 10-year periods ended September 30,
2007.

The portfolio's absolute return reflected the solid performance of inflation-indexed securities in an otherwise challenging environment for bonds prevailing in recent months (see the Market Perspective on page 2). Relative to the benchmark, our yield-curve positioning helped performance, while sector allocation and duration position detracted slightly.

MANAGEMENT CHANGE

In September 2007, we announced changes in our liquid markets team, which is responsible for security selection within the U.S. Treasury, agency, and derivatives markets in which Inflation-Adjusted Bond invests. In the past, some team members had primary responsibility for one or more of the portfolios the group manages. Going forward, the entire team will be involved in collective decision-making across all of these portfolios. As part of these changes, portfolio manager Jeremy Fletcher left the company in September. The portfolios he managed were team-managed prior to his departure and should continue to benefit from the skills and experience of the present team.

CURVE POSITIONING HELPED

We helped performance by maintaining a yield curve-steepening bias during the period using Treasury inflation-indexed securities (TIIS), as well as two- and
10-year Treasury futures. This trade helped relative results as the yield curve steepened

* All fund returns and yields referenced in this commentary are for Investor
Class shares. Total returns for periods less than one year are not annualized.

** The Lipper Treasury Inflation-Protected Securities Funds average returns for the one-, five- and 10-year periods ended September 30, 2007, were 3.98%, 4.53%
and 6.17%, respectively.

Data provided by Lipper Inc. - A Reuters Company. ©2007 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Portfolio at a Glance
                                       As of        As of
                                      9/30/07      3/31/07
Weighted Average Maturity            7.3 years    8.7 years
Average Duration (effective)         6.3 years    6.4 years

Yields as of September 30, 2007
30-Day SEC Yield
Investor Class                               2.11%
Institutional Class                          2.31%
Advisor Class                                1.86%

------

Inflation-Adjusted Bond

overall, particularly in August. For the six months, the yield difference between two- and 10-year Treasurys went from seven to 60 basis points (a basis point equals 0.01%). This curve-steepening bias is a strategy we expect to carry forward, given our view of the economy, inflation expectations, interest rates, and the shape of the curve.

SECTOR ALLOCATION DETRACTED

Our sector allocations detracted from return relative to the benchmark, as we held some attractively valued government agency and high-quality collateralized mortgage-backed securities (CMBS) that trailed Treasury bonds. Other things being equal, higher-yielding CMBS and agency debt should outperform Treasury bonds over time. But for short periods, price changes can overwhelm these bonds'
income advantage, and that's exactly what happened in recent months. In addition, we held a Sallie Mae inflation-linked bond that underperformed as a result of credit concerns relating to the private equity buyout of the student loan giant.

DURATION POSITION DETRACTED SLIGHTLY

Looking at the portfolio's duration, or interest rate sensitivity, we prefer to keep it in a narrow band around that of the benchmark and make small, tactical adjustments to duration. With rate volatility surging, we kept duration neutral to slightly short of our benchmark. But because intermediate-term yields ended the period a little lower than they started, our duration position had a slight negative effect on returns compared with the benchmark.

OUTLOOK

"We continue to focus on the fund's repeatable, multi-layered approach to investing in an effort to identify the best relative values in the U.S.
inflation-linked securities universe. We think our track record versus our competition validates this steady, long-term approach to investing," says portfolio manager Bob Gahagan. "We think the environment for TIIS could be positive going forward, given that the Federal Reserve (the Fed) is at the beginning of a cycle of interest rate cuts at a time when commodity prices are in the neighborhood of record highs and the dollar's at an all-time low. TIIS could benefit if investors think the Fed will err on the side of fighting recession, rather than inflation. The economic, market, and interest rate environment also argues for carrying forward our yield curve-steepening trade."

Portfolio Composition by Effective Maturity(1)
                              % of fund      % of fund
                             investments    investments
                                as of          as of
                               9/30/07        3/31/07
0 - 5-Year Notes(2)             31.6%          30.1%
5 - 10-Year Notes               37.3%          40.6%
10 - 30-Year Bonds              31.1%          29.3%

(1) Excludes securities lending collateral.

(2) Includes temporary cash investments.

------

SCHEDULE OF INVESTMENTS
Inflation-Adjusted Bond

SEPTEMBER 30, 2007 (UNAUDITED)

Principal Amount                                                             Value

U.S. Treasury Securities -- 86.0%
    $77,908,140  U.S. Treasury Inflation Indexed Bonds, 2.375%,
                 1/15/25(1)                                           $ 78,620,481
     59,507,217  U.S. Treasury Inflation Indexed Bonds, 2.00%,
                 1/15/26(1)                                             56,848,018
     46,894,568  U.S. Treasury Inflation Indexed Bonds, 2.375%,
                 1/15/27(1)                                             47,480,797
     53,061,480  U.S. Treasury Inflation Indexed Bonds, 3.625%,
                 4/15/28(1)                                             64,652,124
     50,684,400  U.S. Treasury Inflation Indexed Bonds, 3.875%,
                 4/15/29(1)                                             64,377,145
     22,336,177  U.S. Treasury Inflation Indexed Bonds, 3.375%,
                 4/15/32(1)                                             27,288,532
      9,621,386  U.S. Treasury Inflation Indexed Notes, 3.875%,
                 1/15/09(2)                                              9,821,338
     69,457,410  U.S. Treasury Inflation Indexed Notes, 4.25%,
                 1/15/10(2)                                             72,762,124
     41,233,125  U.S. Treasury Inflation Indexed Notes, 0.875%,
                 4/15/10(1)(2)                                          39,876,968
     19,747,860  U.S. Treasury Inflation Indexed Notes, 3.50%,
                 1/15/11(2)                                             20,614,929
      7,713,531  U.S. Treasury Inflation Indexed Notes, 2.375%,
                 4/15/11(1)                                              7,765,960
     25,749,984  U.S. Treasury Inflation Indexed Notes, 3.375%,
                 1/15/12(2)                                             27,085,790
      4,619,385  U.S. Treasury Inflation Indexed Notes, 2.00%,
                 4/15/12(1)                                              4,587,266
     14,568,515  U.S. Treasury Inflation Indexed Notes, 3.00%,
                 7/15/12(1)                                             15,167,193
     35,272,376  U.S. Treasury Inflation Indexed Notes, 1.875%,
                 7/15/13(1)                                             34,721,280
     71,023,050  U.S. Treasury Inflation Indexed Notes, 2.00%,
                 1/15/14(1)                                             70,024,324
     74,813,916  U.S. Treasury Inflation Indexed Notes, 2.00%,
                 7/15/14(1)(2)                                          73,826,148
     64,472,781  U.S. Treasury Inflation Indexed Notes, 1.625%,
                 1/15/15(2)                                             61,702,515

Principal Amount                                                             Value

    $58,391,913  U.S. Treasury Inflation Indexed Notes, 1.875%,
                 7/15/15(1)(2)                                        $ 56,863,738
     33,689,271  U.S. Treasury Inflation Indexed Notes, 2.00%,
                 1/15/16(1)(2)                                          32,941,807
     53,687,493  U.S. Treasury Inflation Indexed Notes, 2.50%,
                 7/15/16(1)(2)                                          54,702,562
     11,351,791  U.S. Treasury Inflation Indexed Notes, 2.375%,
                 1/15/17(1)                                             11,436,941
      9,648,576  U.S. Treasury Inflation Indexed Notes, 2.625%,
                 7/15/17(1)                                              9,948,589
                                                                    --------------
TOTAL U.S. TREASURY SECURITIES
(Cost $928,391,472)                                                    943,116,569
                                                                    --------------

Corporate Bonds -- 6.4%
     27,268,250  SLM Corporation, 1.32%, 1/25/10(2)                     24,715,669
     46,192,020  Toyota Motor Credit Corp. Inflation Indexed
                 Bonds, 1.22%, 10/1/09(2)                               45,106,508
                                                                    --------------
TOTAL CORPORATE BONDS
(Cost $73,458,930)                                                      69,822,177
                                                                    --------------

U.S. Government Agency Securities -- 4.0%
     24,000,000  FHLB, 4.75%, 4/24/09(1)                                24,118,968
     12,000,000  FHLMC, 5.00%, 6/11/09(1)                               12,115,212
      8,000,000  FNMA, 5.125%, 7/13/09(1)                                8,099,248
                                                                    --------------
TOTAL U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $43,825,962)                                                      44,333,428
                                                                    --------------

Collateralized Mortgage Obligations(3) -- 2.2%
     12,000,000  Credit Suisse Mortgage Capital Certificates,
                 Series 2007 TF2A, Class A1, VRN, 5.93%, 10/15/07, resets
                 monthly off the 1-month LIBOR plus 0.18% with no caps (Acquired
                 8/3/07, Cost
                 $12,000,000)(2)(4)                                     11,910,000
     11,743,367  Lehman Brothers Floating Rate Commercial Mortgage Trust, Series
                 2007 LLFA, Class A1, VRN, 6.05%, 10/15/07, resets monthly off the 1-month LIBOR plus 0.30% with no caps (Acquired
                 8/3/07, Cost $11,743,367)(2)(4)                        11,714,009
                                                                    --------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS
(Cost $23,743,367)                                                      23,624,009
                                                                    --------------

------

Inflation-Adjusted Bond

Principal Amount                                                             Value

Temporary Cash Investments -- 0.8%

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 0.875%, 4/15/10, valued at $9,776,944), in a joint trading account at 3.80%, dated 9/28/07, due 10/1/07 (Delivery value
$8,702,755)(2)
(Cost $8,700,000)                                                      $ 8,700,000
                                                                    --------------

Temporary Cash Investments - Securities Lending Collateral(5) -- 31.5%

Repurchase Agreement, Citigroup Global Markets Inc.,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 5.00%, dated 9/28/07,
due 10/1/07 (Delivery value $230,095,833)                              230,000,000

Principal Amount                                                             Value

Repurchase Agreement, Lehman Brothers, Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 5.15%, dated 9/28/07, due 10/1/07
(Delivery value $115,924,504)                                        $ 115,874,774
                                                                    --------------
TOTAL TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL
(Cost $345,874,774)                                                    345,874,774
                                                                    --------------
TOTAL INVESTMENT
SECURITIES -- 130.9%
(Cost $1,423,994,505)                                                1,435,470,957
                                                                    --------------
OTHER ASSETS AND
LIABILITIES -- (30.9)%                                               (338,560,996)
                                                                    --------------
TOTAL NET ASSETS -- 100.0%                                          $1,096,909,961
                                                                    ==============

Futures Contracts
                                                Underlying Face      Unrealized
   Contracts Purchased      Expiration Date     Amount at Value      Gain (Loss)

   1,515  U.S. Treasury
          2-Year Notes       December 2007       $313,676,016         $ 963,607

     440  U.S. Treasury
          5-Year Notes       December 2007        47,093,750           555,885
                                                --------------     --------------
                                                 $360,769,766        $1,519,492
                                                ==============     ==============

                                                Underlying Face      Unrealized
     Contracts Sold         Expiration Date     Amount at Value      Gain (Loss)

837       U.S. Treasury
          10-Year Notes      December 2007        $91,468,406        $(512,299)
                                                ==============     ==============

Swap Agreements

Notional                                                             Unrealized
Amount          Description of Agreement        Expiration Date      Gain (Loss)

TOTAL RETURN

   $44,200,000  Pay a fixed rate equal to        January 2012         $404,247
                1.13% and receive the
                return of the U.S. CPI Urban Consumers NSA Index upon the
                termination date with Barclays Bank plc.

    24,000,000  Pay a fixed rate equal to         April 2017           221,215
                1.31% and receive the
                return of the U.S. CPI Urban Consumers NSA Index upon the
                termination date with Barclays Bank plc.
                                                                   --------------
                                                                        $625,462
                                                                   ==============

------

Notes to Schedule of Investments

CPI = Consumer Price Index

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

LIBOR = London Interbank Offered Rate

NSA = Not Seasonally Adjusted

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective September 30, 2007.

(1) Security, or a portion thereof, was on loan as of September 30, 2007.

(2) Security, or a portion thereof, has been segregated for futures contracts and/or swap agreements.

(3) Final maturity indicated, unless otherwise noted.

(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at September 30, 2007, was $23,624,009, which represented 2.2% of total net assets.

(5) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

------

PERFORMANCE
Short-Term Government

Total Returns as of September 30, 2007
                                              Average Annual Returns
                                            5       10        Since     Inception
                       6 months(1)  1 year  years   years   Inception      Date
INVESTOR CLASS            2.85%     5.27%   2.51%   4.12%     5.97%      12/15/82
CITIGROUP US
TREASURY/AGENCY
1- TO 3-YEAR INDEX        3.30%     5.76%   2.91%   4.78%    6.93%(2)       --
Advisor Class             2.73%     5.00%   2.26%     --      3.71%       7/8/98

(1) Total returns for periods less than one year are not annualized.

(2) Since 12/31/82, the date nearest the Investor Class's inception for which data are available.

Growth of $10,000 Over 10 Years
$10,000 investment made September 30, 1997

One-Year Returns Over 10 Years
Periods ended September 30
                     1998    1999    2000    2001    2002    2003    2004    2005   2006    2007

Investor Class      7.29%   1.67%   5.78%    9.50%   4.70%  1.90%   0.36%   1.40%   3.71%  5.27%

Citigroup US
Treasury/Agency
1- to 3-Year Index  7.92%   3.28%   5.92%   10.59%   5.87%  2.85%   1.13%   1.10%   3.81%  5.76%

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

PORTFOLIO COMMENTARY
Short-Term Government

Lead Portfolio Managers: Hando Aguilar, Brian Howell, Jim Platz, Seth
Plunkett, and Dan Shiffman
Macro Strategy Team Representative: Bob Gahagan

PERFORMANCE SUMMARY

Short-Term Government returned 2.85%* for the six months ended September 30,
2007, compared with the 3.30% return of its benchmark, the Citigroup US
Treasury/Agency 1- to 3-year Index. Portfolio returns reflect operating expenses, while the index returns do not.

It's also worth pointing out that Short-Term Government outperformed the 2.29%**
average return of the 87 short U.S. government funds tracked by Lipper Inc. The portfolio's average annual returns were also ahead of its Lipper group for the one- and five-year periods ended September 30, 2007.

The portfolio's absolute return reflected the challenging climate for taxable bonds prevailing in recent months (see the Market Perspective on page 2).
Relative to the benchmark, Short-Term Government benefited from our yield-curve positioning; sector allocation decisions detracted from relative results.

CURVE POSITIONING WAS KEY

Our yield-curve positioning was a key contributor to the portfolio's performance relative to the benchmark, as we maintained a yield curve-steepening bias during the period using two- and five-year Treasury futures. This trade helped relative results as the yield curve steepened overall, particularly in August. For the six months, the yield difference between two- and five-year Treasurys went from
-4 (the yield curve was negatively sloped) to +26 (a more normal, positive slope) basis points (a basis point equals 0.01%). This curve-steepening bias is a strategy we expect to carry forward, given our view of the economy, interest rates, and shape of the curve.

SECTOR ALLOCATION DETRACTED

Our sector allocations detracted from return relative to the benchmark, as we held an underweight position in Treasury bonds in favor of higher-yielding government agency and mortgage-backed securities (MBS). We view this positioning as a long-term, strategic trade that we believe is likely to deliver outperformance over time. Consider that there are two components to a bond fund's total return -- income and price changes. Other things being equal, higher-yielding MBS and agency debt should

* All fund returns and yields referenced in this commentary are for Investor
Class shares. Total returns for periods less than one year are not annualized.

** The Lipper Short U.S. Government Funds average returns for the one-, five-
and 10-year periods ended September 30, 2007, were 4.55%, 2.36% and 4.16%, respectively.

Data provided by Lipper Inc. - A Reuters Company. ©2007 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Portfolio at a Glance
                                       As of        As of
                                      9/30/07      3/31/07
Average Duration (effective)         1.8 years    1.8 years
Average Life                         2.0 years    2.2 years

Yields as of September 30, 2007
30-Day SEC Yield
Investor Class                               4.47%
Advisor Class                                4.23%

------

Short-Term Government

outperform Treasury bonds over time. But for short periods, price changes can overwhelm these bonds' income advantage, and that's exactly what happened in recent months, as MBS returns were limited by volatility, credit, and liquidity concerns. At the same time, the third quarter of 2007 was the best period for
Treasury bonds in many years. As a result, this trade limited our results relative to the benchmark.

It's also worth mentioning how we derived our MBS exposure. We're careful about how we invest in this sector and had essentially zero subprime exposure. In addition, the MBS we owned held up relatively well because they were high-quality, easily bought-and-sold, or "on-the-run" bonds, as opposed to less-liquid "off-the-run" securities, which performed worst.

RELATIVE-VALUE APPROACH

"We continued to focus on identifying the best relative values among short-term
U.S. government bonds," said Macro Strategy Team representative Bob Gahagan. "We think our track record versus our competition validates this steady, long-term approach to investing. Because of this relative-value approach, we saw the sell-off during the liquidity crunch in July and August as a buying opportunity, adding select high-quality MBS at what we believed were very attractive prices."

OUTLOOK

"We see a difficult path for the economy as a result of headwinds from housing, the consumer, a slower job market, and higher energy prices," Gahagan continued.
"Given our expectation for slower economic growth and more Federal Reserve (Fed)
rate cuts, we think it makes sense to continue our curve-steepening trade. In terms of sector allocations, we continue to like the risk/reward trade-off for
MBS over time, so we expect to maintain an overweight position in these securities. In addition, we think the environment for Treasury inflation-indexed securities could be positive going forward. On top of some positive fundamentals, inflation-indexed bonds are benefiting from demand from investors who think the Fed will err on the side of fighting recession, rather than inflation."

Types of Investments in Portfolio
                                 % of fund      % of fund
                                investments    investments
                                   as of          as of
                                  9/30/07        3/31/07
Collateralized
Mortgage Obligations               38.0%          37.7%
U.S. Government
Agency Securities                  22.0%          22.4%
U.S. Treasury Securities            9.2%          8.9%
U.S. Government Agency
Mortgage-Backed Securities          6.8%          10.6%
Asset-Backed Securities             3.3%          3.3%
Temporary Cash Investments          6.4%          2.5%
Temporary Cash Investments -
Securities Lending Collateral      14.3%          14.6%

------

SCHEDULE OF INVESTMENTS
Short-Term Government

SEPTEMBER 30, 2007 (UNAUDITED)

Principal Amount                                                             Value

Collateralized Mortgage
Obligations(1) -- 44.4%
    $22,600,000  Banc of America Commercial Mortgage Inc.,
                 Series 2004-2, Class A3 SEQ, 4.05%, 11/10/38(2)      $ 22,080,742
     61,263,388  Bear Stearns Commercial Mortgage Securities
                 Trust STRIPS - COUPON, Series 2004 T16, Class
                 X2, VRN, 0.75%, 10/1/07                                 1,723,400
     66,940,043  Commercial Mortgage Acceptance Corp. STRIPS -
                 COUPON, Series 1998 C2, Class X, VRN, 0.98%,
                 10/1/07                                                 1,320,727
      2,419,185  FHLMC, Series 2522,
                 Class XA SEQ, 5.00%, 8/15/16                            2,417,881
        818,506  FHLMC, Series 2552,
                 Class HA SEQ, 5.00%, 9/15/16                              818,478
      8,698,481  FHLMC, Series 2624,
                 Class FE SEQ, VRN, 6.05%, 10/15/07, resets
                 monthly off the 1-month LIBOR plus 0.30% with a
                 cap of 8.00%(2)                                         8,719,175
      7,036,392  FHLMC, Series 2625, Class FJ SEQ, VRN, 6.05%, 10/15/07, resets monthly off the 1-month LIBOR
                 plus 0.30% with a cap of 7.50%                          7,051,809
     25,000,000  FHLMC, Series 2631,
                 Class PC, 4.50%, 3/15/16(2)                            24,719,150
      1,072,333  FHLMC, Series 2632,
                 Class TE, 2.50%, 6/15/22                                1,064,211
      3,141,771  FHLMC, Series 2672,
                 Class QR, 4.00%, 9/15/10                                3,128,811
      6,662,362  FHLMC, Series 2688,
                 Class DE SEQ, 4.50%, 2/15/20                            6,572,654
      2,779,704  FHLMC, Series 2699,
                 Class TG, 4.00%, 5/15/17                                2,711,210
     12,835,500  FHLMC, Series 2709,
                 Class PC, 5.00%, 9/15/18(2)                            12,850,851
     11,277,570  FHLMC, Series 2718,
                 Class FW, VRN, 6.10%, 10/15/07, resets monthly off the 1-month
                 LIBOR plus 0.35% with a cap of
                 8.00%(2)                                               11,314,516
      4,404,252  FHLMC, Series 2743,
                 Class OK, 4.00%, 4/15/21                                4,384,001
      6,787,544  FHLMC, Series 2763,
                 Class PB, 4.50%, 6/15/14                                6,762,892

Principal Amount                                                             Value

    $ 4,393,164  FHLMC, Series 2779,
                 Class FM SEQ, VRN, 6.10%, 10/15/07, resets
                 monthly off the 1-month LIBOR plus 0.35% with a
                 cap of 7.50%                                          $ 4,422,976
     15,469,014  FHLMC, Series 2780,
                 Class BD SEQ, 4.50%, 10/15/17(2)                       15,356,384
      9,062,496  FHLMC, Series 2827,
                 Class F, VRN, 6.10%, 10/15/07, resets monthly off the 1-month
                 LIBOR plus 0.35% with a cap of
                 7.50%(2)                                                9,093,744
      6,477,675  FHLMC, Series 2831,
                 Class AF, VRN, 6.05%, 10/15/07, resets monthly off the 1-month
                 LIBOR plus 0.30% with a cap of
                 7.50%                                                   6,517,299
      2,430,419  FHLMC, Series 2888,
                 Class GA, 4.00%, 10/15/11                               2,426,117
      1,995,496  FHLMC, Series 2890,
                 Class AB SEQ, 3.75%, 12/15/11                           1,963,225
      6,554,514  FHLMC, Series 2900,
                 Class PA, 4.50%, 3/15/14                                6,528,964
     18,201,567  FHLMC, Series 2931,
                 Class QA, 4.50%, 4/15/15(2)                            18,108,630
      8,896,295  FHLMC, Series 2937,
                 Class KA, 4.50%, 12/15/14(2)                            8,861,093
     11,916,766  FHLMC, Series 2941,
                 Class XA, 5.00%, 2/15/25(2)                            11,926,680
        294,032  FHLMC, Series 2943,
                 Class HA, 5.00%, 9/15/19                                  293,908
      1,449,452  FHLMC, Series 3108,
                 Class DA SEQ, 5.125%, 10/15/15                          1,448,712
      4,248,701  FNMA, Series 2002-5,
                 Class PJ, 6.00%, 10/25/21                               4,353,032
      1,465,550  FNMA, Series 2002-71,
                 Class UB, 5.00%, 11/25/15                               1,463,570
      7,971,469  FNMA, Series 2002-83,
                 Class GM, 5.00%, 5/25/16(2)                             7,957,830
      3,662,933  FNMA, Series 2002-86, Class KB SEQ, 5.00%,
                 5/25/16                                                 3,655,966
      1,814,890  FNMA, Series 2003-3,
                 Class HA, 5.00%, 9/25/16                                1,809,633
     13,927,553  FNMA, Series 2003-17,
                 Class FN, VRN, 5.43%, 10/25/07, resets monthly
                 off the 1-month LIBOR plus 0.30% with no caps(2)       14,005,603
      6,790,201  FNMA, Series 2003-24,
                 Class BF, VRN, 5.48%, 10/25/07, resets monthly
                 off the 1-month LIBOR plus 0.35% with no caps           6,824,681

------

Short-Term Government

Principal Amount                                                             Value

    $ 3,463,280  FNMA, Series 2003-29,
                 Class L SEQ, 5.00%, 9/25/30                           $ 3,432,045
      3,028,618  FNMA, Series 2003-35,
                 Class KC, 4.50%, 4/25/17                                2,998,943
      6,163,585  FNMA, Series 2003-42,
                 Class FK, VRN, 5.53%, 10/25/07, resets monthly off the 1-month
                 LIBOR plus 0.40% with a cap of
                 7.50%                                                   6,220,357
      7,614,547  FNMA, Series 2003-43,
                 Class LF, VRN, 5.48%, 10/25/07, resets monthly off the 1-month
                 LIBOR plus 0.35% with a cap of
                 8.00%(2)                                                7,661,811
      6,063,623  FNMA, Series 2004 W5,
                 Class F1, VRN, 5.58%, 10/25/07, resets monthly off the 1-month
                 LIBOR plus 0.45% with a cap of
                 7.50%                                                   6,090,345
      4,571,475  FNMA, Series 2006-4, Class A SEQ, 6.00%,
                 11/25/22                                                4,665,963
     25,158,225  GMAC Commercial Mortgage Securities, Inc.
                 STRIPS - COUPON, Series 2000 C3, Class X, VRN, 1.06%, 10/1/07
                 (Acquired 2/22/02, Cost
                 $1,730,611)(3)                                            775,200
     20,000,000  GMAC Commercial Mortgage Securities, Inc.,
                 Series
                 2005 C1, Class A2 SEQ, 4.47%, 5/10/43(2)               19,761,661
     15,971,487  GNMA, Series 2003-46,
                 Class PA, 5.00%, 5/20/29(2)                            15,969,411
     17,035,721  GNMA, Series 2003-55,
                 Class PG, 5.00%, 6/20/29(2)                            17,039,810
     13,155,000  Greenwich Capital Commercial Funding Corp.,
                 Series 2005 GG3, Class A2 SEQ, VRN, 4.31%,
                 10/1/07(2) 12,969,343
     18,456,000  LB-UBS Commercial Mortgage Trust, Series
                 2003 C3, Class A3 SEQ, 3.85%, 5/11/27(2)               17,751,073
     22,157,736  LB-UBS Commercial Mortgage Trust, Series
                 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(2)               22,080,870
     10,000,000  Merrill Lynch Mortgage Trust STRIPS - COUPON,
                 Series 2006 C1, Class A2, VRN, 5.61%, 10/1/07(2)       10,166,930
      7,413,692  Washington Mutual Mortgage Pass-Through
                 Certificates, Series 2002 AR19, Class A6,
                 4.16%, 2/25/33(2)                                       7,415,560
     10,000,000  Washington Mutual Mortgage Pass-Through
                 Certificates, Series 2003 AR10, Class A7,
                 4.06%, 7/5/16(2)                                        9,889,990

Principal Amount                                                             Value

    $ 6,630,329  Wells Fargo Mortgage Backed Securities Trust,
                 Series
                 2007-11, Class A19 SEQ, 6.00%, 8/25/37                $ 6,659,476
                                                                    --------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS
(Cost $414,526,203)                                                    416,207,343
                                                                    --------------

U.S. Government Agency Securities -- 25.7%
     29,890,000  FHLB, 4.625%, 2/1/08(2)(4)                             29,859,841
     25,000,000  FHLB, 5.125%, 6/13/08(2)                               25,063,775
    100,725,000  FHLMC, 5.00%, 6/11/09(2)                              101,692,070
     30,000,000  FNMA, 3.375%, 12/15/08(2)(4)                           29,617,590
     54,000,000  FNMA, 5.375%, 8/15/09(2)(4)                            54,953,478
                                                                    --------------
TOTAL U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $239,407,677)                                                    241,186,754
                                                                    --------------

U.S.    Treasury Securities -- 10.8% 500,000 U.S. Treasury Notes,
                 4.375%, 12/31/07(4)                                       500,586
     40,000,000  U.S. Treasury Notes,
                 5.125%, 6/30/08(2)(4)                                  40,296,880
     25,270,000  U.S. Treasury Notes,
                 4.875%, 1/31/09(2)(4)                                  25,568,110
     15,000,000  U.S. Treasury Notes,
                 3.50%, 8/15/09(2)(4)                                   14,880,480
      5,870,000  U.S. Treasury Notes,
                 4.625%, 10/31/11(4)                                     5,976,400
     13,510,000  U.S. Treasury Notes,
                 4.50%, 4/30/12(2)(4)                                   13,679,942
                                                                    --------------
TOTAL U.S. TREASURY SECURITIES
(Cost $99,777,690)                                                     100,902,398
                                                                    --------------

Fixed-Rate U.S. Government Agency Mortgage-Backed Securities(1) -- 7.1%
      2,854,266  FHLMC, 5.00%, 6/1/09                                    2,848,671
      6,200,117  FHLMC, 5.00%, 7/1/09                                    6,187,965
        162,884  FHLMC, 6.50%, 1/1/11                                      166,032
        286,507  FHLMC, 6.50%, 5/1/11                                      293,651
        301,211  FHLMC, 6.50%, 12/1/12                                     309,290
        839,253  FHLMC, 6.00%, 2/1/13                                      854,246
         44,939  FHLMC, 7.00%, 11/1/13                                      46,461
         41,787  FHLMC, 7.00%, 12/1/14                                      43,277
      1,602,577  FHLMC, 6.00%, 1/1/15                                    1,625,919
        626,552  FHLMC, 7.50%, 5/1/16                                      651,743
      1,614,745  FHLMC, 5.50%, 11/1/17                                   1,615,296
     10,167,475  FHLMC, 5.50%, 11/1/18(2)                               10,161,009
      9,907,093  FHLMC, 4.50%, 6/1/19(2)                                 9,548,486
         26,833  FNMA, 8.00%, 5/1/12                                        27,992
      1,256,495  FNMA, 6.50%, 1/1/13                                     1,290,893
         10,545  FNMA, 6.50%, 3/1/13                                        10,833
        131,276  FNMA, 6.00%, 6/1/13                                       133,682

------

Short-Term Government

Principal Amount                                                             Value

       $ 16,775  FNMA, 6.50%, 6/1/13                                       $17,240
         39,902  FNMA, 6.00%, 1/1/14                                        40,503
        331,575  FNMA, 6.00%, 7/1/14                                       336,618
        478,934  FNMA, 5.50%, 4/1/16                                       479,804
      9,260,040  FNMA, 4.50%, 5/1/19(2)                                  8,927,624
        572,553  FNMA, 7.00%, 5/1/32                                       595,916
        567,875  FNMA, 7.00%, 5/1/32                                       591,047
      1,293,347  FNMA, 7.00%, 6/1/32                                     1,346,121
        236,659  FNMA, 7.00%, 6/1/32                                       246,519
        437,734  FNMA, 7.00%, 8/1/32                                       455,595
     17,000,000  FNMA, 6.50%, 9/1/37(2)                                 17,312,868
          4,174  GNMA, 5.50%, 1/20/09                                        4,183
         25,289  GNMA, 9.00%, 12/20/16                                      27,044
         24,894  GNMA, 9.00%, 8/20/17                                       26,697
         19,921  GNMA, 9.50%, 11/20/19                                      21,717
                                                                    --------------
TOTAL FIXED-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $67,261,744)                                                      66,244,942
                                                                    --------------

Asset-Backed Securities(1) -- 3.8%
        243,027  Ameriquest Mortgage Securities Inc., Series
                 2003-8, Class AV2, VRN, 5.56%, 10/25/07, resets
                 monthly off the 1-month LIBOR plus 0.43% with
                 no caps                                                   242,599
      6,023,430  CNH Equipment Trust,
                 Series 2005 B, Class A3 SEQ, 4.27%, 1/15/10             5,998,945
     30,000,000  Ford Credit Auto Owner Trust, Series 2005 A,
                 Class A4 SEQ, 3.72%, 10/15/09(2)                       29,764,501
                                                                    --------------
TOTAL ASSET-BACKED SECURITIES
(Cost $36,265,854)                                                      36,006,045
                                                                    --------------

Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities(1) -- 0.8%
         23,461  FHLMC, 6.97%, 8/1/18                                       23,861
         62,431  FHLMC, 7.25%, 11/1/18                                      62,721
        326,769  FHLMC, 6.95%, 9/1/20                                      334,967
         56,774  FHLMC, 5.75%, 1/1/21                                       57,605
         70,301  FHLMC, 7.63%, 3/1/24                                       70,683
         15,477  FNMA, 7.49%, 8/1/14                                        15,738
         48,440  FNMA, 6.875%, 4/1/16                                       48,531
         38,273  FNMA, 7.32%, 1/1/17                                        38,529
        243,889  FNMA, 6.98%, 5/1/17                                       245,523
        121,229  FNMA, 6.53%, 7/1/17                                       121,692
         54,480  FNMA, 6.87%, 7/1/17                                        55,398

Principal Amount                                                             Value

       $ 91,767  FNMA, 6.84%, 2/1/18                                       $93,243
         31,202  FNMA, 7.25%, 2/1/18                                        32,310
         69,280  FNMA, 6.83%, 5/1/18                                        69,702
         33,619  FNMA, 7.01%, 6/1/18                                        34,389
         74,840  FNMA, 6.88%, 8/1/19                                        75,515
        305,910  FNMA, 6.98%, 9/1/19                                       307,168
        112,572  FNMA, 6.83%, 1/1/20                                       115,061
         37,645  FNMA, 7.54%, 3/1/21                                        37,948
         46,833  FNMA, 5.85%, 8/1/21                                        47,321
         20,608  FNMA, 6.81%, 5/1/22                                        20,879
         67,460  FNMA, 7.20%, 5/1/22                                        67,544
         20,264  FNMA, 6.94%, 1/1/23                                        20,477
          4,201  FNMA, 7.50%, 6/1/23                                         4,268
        139,802  FNMA, 7.17%, 8/1/23                                       141,494
         57,946  FNMA, 7.18%, 8/1/23                                        58,722
        924,140  FNMA, 6.68%, 5/1/25                                       938,181
         17,379  FNMA, 5.97%, 1/1/27                                        17,484
         12,143  FNMA, 7.16%, 1/1/27                                        12,206
         26,526  FNMA, 5.50%, 1/1/29                                        26,654
      4,364,553  FNMA, 4.53%, 3/1/33                                     4,410,871
         20,826  GNMA, 6.375%, 5/20/17                                      20,983
         91,344  GNMA, 6.875%, 2/20/21                                      93,171
         34,129  GNMA, 6.625%, 11/20/21                                     34,512
            891  GNMA, 6.375%, 1/20/22                                         901
         24,385  GNMA, 6.25%, 8/20/26                                       24,787
                                                                    --------------
TOTAL ADJUSTABLE-RATE
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $7,935,287)                                                        7,781,039
                                                                    --------------
Temporary Cash Investments -- 7.5%
     25,851,000  FHLB Discount Notes,
                 4.00%, 10/1/07(2)(5)                                   25,851,000
     30,000,000  FNMA Discount Notes,
                 5.14%, 10/17/07(2)(4)(5)                               29,939,940
     15,000,000  FNMA Discount Notes,
                 4.75%, 12/28/07(2)(5)                                  14,836,650
                                                                    --------------
TOTAL TEMPORARY
CASH INVESTMENTS
(Cost $70,608,300)                                                      70,627,590
                                                                    --------------

Temporary Cash Investments - Securities Lending Collateral(6) -- 16.7%

Repurchase Agreement, Citigroup Global Markets Inc.,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 5.00%, dated 9/28/07,
due 10/1/07 (Delivery value $150,062,500)                              150,000,000

------

Short-Term Government

Principal Amount                                                             Value

Repurchase Agreement, Lehman Brothers, Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 5.15%, dated 9/28/07, due 10/1/07
(Delivery value $6,675,946)                                            $ 6,673,082
                                                                    --------------
TOTAL TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL
(Cost $156,673,082)                                                    156,673,082
                                                                    --------------
TOTAL INVESTMENT
SECURITIES -- 116.8%
(Cost $1,092,455,837)                                                1,095,629,193
                                                                    --------------
OTHER ASSETS AND
LIABILITIES -- (16.8)%                                               (157,947,438)
                                                                    --------------
TOTAL NET ASSETS -- 100.0%                                           $ 937,681,755
                                                                    ==============

Futures Contracts
                                                Underlying Face      Unrealized
   Contracts Purchased      Expiration Date     Amount at Value      Gain (Loss)

2,877     U.S. Treasury
          2-Year Notes       December 2007       $595,673,859        $3,073,683
                                                ==============     ==============

                                                Underlying Face      Unrealized
     Contracts Sold         Expiration Date     Amount at Value      Gain (Loss)

     771  U.S. Treasury
          5-Year Notes       December 2007       $ 82,521,094        $ (953,438)

     671  U.S. Treasury
          10-Year Notes      December 2007        73,327,719         (1,120,090)
                                                --------------     --------------
                                                 $155,848,813       $(2,073,528)
                                                ==============     ==============

Notes to Schedule of Investments

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GMAC = General Motors Acceptance Corporation

GNMA = Government National Mortgage Association

LB-UBS = Lehman Brothers Inc. -- UBS AG

LIBOR = London Interbank Offered Rate

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and Principal of Securities

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective September 30, 2007.

(1) Final maturity indicated, unless otherwise noted.

(2) Security, or a portion thereof, has been segregated for futures contracts.

(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at September 30, 2007, was $775,200, which represented 0.1% of total net assets.

(4) Security, or a portion thereof, was on loan as of September 30, 2007.

(5) The rate indicated is the yield to maturity at purchase.

(6) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

------

SHAREHOLDER FEE EXAMPLES (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2007 to September 30, 2007.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------

                                                      Expenses Paid
                         Beginning                       During
                         Account         Ending         Period(1)     Annualized
                           Value     Account Value      4/1/07 -        Expense
                           4/1/07       9/30/07          9/30/07       Ratio(1)
Ginnie Mae

ACTUAL

Investor Class
(after waiver)(2)          $1,000      $1,019.40          $2.73          0.54%

Investor Class
(before waiver)            $1,000     $1,019.40(3)        $2.88          0.57%

Advisor Class
(after waiver)(2)          $1,000      $1,018.10          $3.99          0.79%

Advisor Class
(before waiver)            $1,000     $1,018.10(3)        $4.14          0.82%

C Class (after
waiver)(2)                 $1,000      $1,014.30          $7.76          1.54%

C Class (before waiver)    $1,000     $1,014.30(3)        $7.91          1.57%

HYPOTHETICAL

Investor Class
(after waiver)(2)          $1,000      $1,022.30          $2.73          0.54%

Investor Class
(before waiver)            $1,000      $1,022.15          $2.88          0.57%

Institutional Class
(after waiver)(2)(4)       $1,000      $1,023.30          $1.72          0.34%

Institutional Class
(before waiver)(4)         $1,000      $1,023.15          $1.87          0.37%

Advisor Class
(after waiver)(2)          $1,000      $1,021.05          $3.99          0.79%

Advisor Class
(before waiver)            $1,000      $1,020.90          $4.14          0.82%

C Class
(after waiver)(2)          $1,000      $1,017.30          $7.77          1.54%

C Class
(before waiver)            $1,000      $1,017.15          $7.92          1.57%

R Class (after
waiver)(2)(4)              $1,000      $1,019.80          $5.25          1.04%

R Class
(before waiver)(4)         $1,000      $1,019.65          $5.40          1.07%

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2) During the six months ended September 30, 2007, the investment advisor waived a portion of the class's management fee.

(3) Ending account value assumes the return earned after waiver. The return would have been lower had fees not been waived and would have resulted in a lower ending account value.

(4) The Institutional Class and R Class commenced on September 28, 2007, the last business day in the period. No expenses were paid by the share classes during the most recent fiscal half-year. Therefore, the actual expense is not presented.

------

                                                      Expenses Paid
                           Beginning                      During
                            Account       Ending        Period(1)     Annualized
                             Value     Account Value     4/1/07 -       Expense
                            4/1/07        9/30/07        9/30/07       Ratio(1)
Government Bond

ACTUAL

Investor Class              $1,000       $1,027.70        $2.48          0.49%

Advisor Class               $1,000       $1,026.50        $3.75          0.74%

HYPOTHETICAL

Investor Class              $1,000       $1,022.55        $2.48          0.49%

Advisor Class               $1,000       $1,021.30        $3.74          0.74%

Inflation-Adjusted Bond

ACTUAL

Investor Class              $1,000       $1,033.50        $2.49          0.49%

Institutional Class         $1,000       $1,034.50        $1.48          0.29%

Advisor Class               $1,000       $1,033.10        $3.76          0.74%

HYPOTHETICAL

Investor Class              $1,000       $1,022.55        $2.48          0.49%

Institutional Class         $1,000       $1,023.55        $1.47          0.29%

Advisor Class               $1,000       $1,021.30        $3.74          0.74%

Short-Term Government

ACTUAL

Investor Class              $1,000       $1,028.50        $2.89          0.57%

Advisor Class               $1,000       $1,027.30        $4.16          0.82%

HYPOTHETICAL

Investor Class              $1,000       $1,022.15        $2.88          0.57%

Advisor Class               $1,000       $1,020.90        $4.14          0.82%

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

------

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2007 (UNAUDITED)
                                           Government  Inflation-Adjusted   Short-Term
                            Ginnie Mae           Bond             Bond      Government
ASSETS

Investment
securities, at value
(cost of
$1,645,508,222,
$627,818,867,
$1,078,119,731, and
$935,782,755,
respectively) --
including $--,
$188,780,510,
$339,407,698, and
$162,613,353
of securities
on loan, respectively   $1,626,617,404   $630,612,634   $1,089,596,183   $ 938,956,111

Investments made
with cash collateral
received for
securities on loan,
at value
(cost of $--,
$162,701,070,
$345,874,774,
and $156,673,082,
respectively)                       --    162,701,070      345,874,774     156,673,082
                        --------------   ------------   --------------   -------------
Total investment
securities,
at value
(cost of
$1,645,508,222,
$790,519,937,
$1,423,994,505, and
$1,092,455,837,
respectively)            1,626,617,404    793,313,704    1,435,470,957   1,095,629,193

Cash                            59,019        810,180           44,238              --

Receivable for
investments sold                    --             --               --           3,388

Receivable for
variation margin
on futures contracts             9,516         22,498          862,322              --

Unrealized
appreciation
on swap agreements                  --             --          625,462              --

Interest receivable          6,346,544      5,436,954        6,543,819       6,075,428
                        --------------   ------------   --------------   -------------
                         1,633,032,483    799,583,336    1,443,546,798   1,101,708,009
                        --------------   ------------   --------------   -------------

LIABILITIES

                                 Disbursements
                                   in excess
                                   of demand
deposit cash                        --             --               --         134,614

Payable for
collateral received
for securities
on loan                             --    162,701,070      345,874,774     156,673,082

Payable for
investments purchased      370,901,838     34,625,601               --       6,628,226

Payable for
variation margin
on futures contracts                --             --               --          71,954

Accrued management
fees                           504,727        230,704          406,970         431,732

Distribution
fees payable                    24,650          9,807           73,637           5,506

Service fees payable             4,230          9,807            7,315           5,506

Dividends payable              737,864        175,222          274,141          75,634
                        --------------   ------------   --------------   -------------
                           372,173,309    197,752,211      346,636,837     164,026,254
                        --------------   ------------   --------------   -------------

NET ASSETS              $1,260,859,174   $601,831,125   $1,096,909,961   $ 937,681,755
                        ==============   ============   ==============   =============

See Notes to Financial Statements.

------

SEPTEMBER 30, 2007 (UNAUDITED)
                                           Government  Inflation-Adjusted  Short-Term
                            Ginnie Mae           Bond             Bond     Government
NET ASSETS CONSIST OF:

Capital paid in         $1,343,882,088   $610,478,088   $1,111,830,682   $977,515,251

Accumulated net
realized loss
on investment
transactions              (64,040,164)   (11,616,308)     (28,029,828)   (44,007,007)

Net unrealized
appreciation
(depreciation)
on investments            (18,982,750)      2,969,345       13,109,107      4,173,511
                        --------------   ------------   --------------   ------------
                        $1,260,859,174   $601,831,125   $1,096,909,961   $937,681,755
                        ==============   ============   ==============   ============
INVESTOR CLASS

Net assets              $1,166,720,484   $552,228,577     $604,007,354   $910,627,922

Shares outstanding         115,460,221     52,656,013       55,958,856     96,703,248

Net asset value per
share                           $10.10         $10.49           $10.79          $9.42

INSTITUTIONAL CLASS

Net assets                     $25,000            N/A     $135,349,615            N/A

Shares outstanding               2,473            N/A       12,551,947            N/A

Net asset value per
share                           $10.11            N/A           $10.78            N/A

ADVISOR CLASS

Net assets                 $82,917,300    $49,602,548     $357,552,992    $27,053,833

Shares outstanding           8,205,606      4,729,714       33,180,570      2,872,954

Net asset value per
share                           $10.10         $10.49           $10.78          $9.42

C CLASS

Net assets                 $11,171,390            N/A              N/A            N/A

Shares outstanding           1,105,536            N/A              N/A            N/A

Net asset value per
share                           $10.10            N/A              N/A            N/A

R CLASS

Net assets                     $25,000            N/A              N/A            N/A

Shares outstanding               2,473            N/A              N/A            N/A

Net asset value per
share                           $10.11            N/A              N/A            N/A

See Notes to Financial Statements.

------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007 (UNAUDITED)
                                           Government  Inflation-Adjusted  Short-Term
                            Ginnie Mae           Bond              Bond    Government
INVESTMENT INCOME (LOSS)

INCOME:

Interest                   $34,448,813    $14,497,200       $42,610,318   $23,938,660

Securities lending                  --        207,783           243,842       208,453
                          ------------    -----------      ------------   -----------
                            34,448,813     14,704,983        42,854,160    24,147,113
                          ------------    -----------      ------------   -----------

EXPENSES:

Management fees              3,539,361      1,324,762         2,120,185     2,639,809

Distribution fees:

 Advisor Class                  84,741         53,050           395,386        33,584

 C Class                        58,902             --                --            --

Service fees:

 Advisor Class                  84,741         53,050           395,386        33,584

 C Class                        19,634             --                --            --

Distribution and
service fees:

 Advisor Class                  18,686             --            80,953            --

Trustees' fees and
expenses                        34,078         12,724            25,190        25,096

Other expenses                     465            197               396           342
                          ------------    -----------      ------------   -----------
                             3,840,608      1,443,783         3,017,496     2,732,415
                          ------------    -----------      ------------   -----------
Amount waived                (166,818)             --                --            --
                          ------------    -----------      ------------   -----------
                             3,673,790      1,443,783         3,017,496     2,732,415
                          ------------    -----------      ------------   -----------

NET INVESTMENT
INCOME (LOSS)               30,775,023     13,261,200        39,836,664    21,414,698
                          ------------    -----------      ------------   -----------

REALIZED AND UNREALIZED GAIN (LOSS)

NET REALIZED GAIN
(LOSS) ON:

Investment
transactions               (1,351,514)    (1,399,616)       (3,160,704)     (998,410)

Futures and swaps
transactions                   303,161        766,866         1,799,577     1,975,307
                          ------------    -----------      ------------   -----------
                           (1,048,353)      (632,750)       (1,361,127)       976,897
                          ------------    -----------      ------------   -----------

CHANGE IN NET
UNREALIZED
APPRECIATION
(DEPRECIATION) ON:

Investments                (5,546,334)      3,337,538       (3,458,626)     3,321,673

Futures and swaps            (443,347)      (158,503)           782,884       235,550
                          ------------    -----------      ------------   -----------
                           (5,989,681)      3,179,035       (2,675,742)     3,557,223
                          ------------    -----------      ------------   -----------

NET REALIZED AND
UNREALIZED GAIN
(LOSS)                     (7,038,034)      2,546,285       (4,036,869)     4,534,120
                          ------------    -----------      ------------   -----------

NET INCREASE
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS            $23,736,989    $15,807,485       $35,799,795   $25,948,818
                          ============    ===========      ============   ===========

See Notes to Financial Statements.

------

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED SEPTEMBER 30, 2007 (UNAUDITED) AND YEAR ENDED MARCH 31, 2007
                                            Ginnie Mae                     Government Bond
Increase
(Decrease) in Net
Assets                Sept. 30, 2007    March 31, 2007    Sept. 30, 2007    March 31, 2007

OPERATIONS

Net investment
income (loss)           $ 30,775,023      $ 63,629,308      $ 13,261,200      $ 24,339,194

Net realized gain
(loss)                   (1,048,353)         (639,909)         (632,750)       (2,450,302)

Change in net
unrealized
appreciation
(depreciation)           (5,989,681)         9,443,469         3,179,035         8,779,855
                      --------------    --------------    --------------    --------------
Net increase
(decrease) in net assets resulting from
operations                23,736,989        72,432,868        15,807,485        30,668,747
                      --------------    --------------    --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS

From net
investment income:

 Investor Class         (29,767,933)      (62,687,520)      (12,386,771)      (22,829,044)

 Advisor Class           (1,941,944)       (3,498,765)         (950,174)       (1,723,161)

 C Class                   (314,071)         (666,093)                --                --
                      --------------    --------------    --------------    --------------
Decrease in net
assets from
distributions           (32,023,948)      (66,852,378)      (13,336,945)      (24,552,205)
                      --------------    --------------    --------------    --------------

CAPITAL SHARE TRANSACTIONS

Net increase
(decrease) in net assets from capital share
transactions            (53,942,342)     (154,481,199)        58,358,102      (31,006,816)
                      --------------    --------------    --------------    --------------

NET INCREASE
(DECREASE) IN NET
ASSETS                  (62,229,301)     (148,900,709)        60,828,642      (24,890,274)

NET ASSETS

Beginning of period    1,323,088,475     1,471,989,184       541,002,483       565,892,757
                      --------------    --------------    --------------    --------------
End of period         $1,260,859,174    $1,323,088,475      $601,831,125      $541,002,483
                      ==============    ==============    ==============    ==============

See Notes to Financial Statements.

------

SIX MONTHS ENDED SEPTEMBER 30, 2007 (UNAUDITED) AND YEAR ENDED MARCH 31, 2007
                               Inflation-Adjusted Bond               Short-Term Government
Increase
(Decrease) in Net
Assets                Sept. 30, 2007    March 31, 2007    Sept. 30, 2007    March 31, 2007

OPERATIONS

Net investment
income (loss)           $ 39,836,664      $ 46,570,855      $ 21,414,698      $ 40,810,178

Net realized gain
(loss)                   (1,361,127)      (20,816,240)           976,897       (3,693,964)

Change in net
unrealized
appreciation
(depreciation)           (2,675,742)        29,746,690         3,557,223         9,028,972
                      --------------    --------------   ---------------    --------------
Net increase
(decrease) in net assets resulting from
operations                35,799,795        55,501,305        25,948,818        46,145,186
                      --------------    --------------   ---------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS

From net
investment income:

 Investor Class         (21,573,258)      (24,434,292)      (20,972,138)      (39,977,283)

 Institutional
 Class                   (4,799,576)       (3,566,060)                --                --

 Advisor Class          (13,463,830)      (18,570,503)         (579,493)       (1,211,741)

From return of
capital:

 Investor Class                   --         (413,462)                --                --

 Advisor Class                    --         (961,991)                --                --
                      --------------    --------------   ---------------    --------------
Decrease in net
assets from
distributions           (39,836,664)      (47,946,308)      (21,551,631)      (41,189,024)
                      --------------    --------------   ---------------    --------------

CAPITAL SHARE TRANSACTIONS

Net increase
(decrease) in net assets from capital share
transactions            (27,309,531)     (254,482,568)      (31,285,307)        11,152,711
                      --------------    --------------   ---------------    --------------

NET INCREASE
(DECREASE) IN NET
ASSETS                  (31,346,400)     (246,927,571)      (26,888,120)        16,108,873

NET ASSETS

Beginning of period    1,128,256,361     1,375,183,932       964,569,875       948,461,002
                      --------------    --------------   ---------------    --------------
End of period         $1,096,909,961    $1,128,256,361      $937,681,755      $964,569,875
                      ==============    ==============   ===============    ==============

See Notes to Financial Statements.

------

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Ginnie Mae Fund (Ginnie Mae), Government
Bond Fund (Government Bond), Inflation-Adjusted Bond Fund (Inflation-Adjusted),
and Short-Term Government Fund (Short-Term Government) (collectively, the funds)
are four funds in a series issued by the trust. The funds are diversified under the 1940 Act.

Ginnie Mae seeks high current income while maintaining liquidity and safety of principal by investing primarily in Government National Mortgage Association securities. In addition, Ginnie Mae may buy other U.S. government securities, including U.S. Treasury securities and other securities issued or guaranteed by the U.S. government and its agencies and instrumentalities. Government Bond seeks high current income and pursues this objective by investing in U.S.
government debt securities, including U.S. Treasury securities and other securities issued or guaranteed by the U.S. government and its agencies and instrumentalities. Inflation-Adjusted seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities issued by the U.S. Treasury, by other U.S. government agencies and instrumentalities, and by other non-U.S. government entities such as corporations. Short-Term Government seeks high current income while maintaining safety of principal. Short-Term Government pursues its objective by investing in
U.S. government securities, including U.S. Treasury securities and other securities issued or guaranteed by the U.S. government and its agencies and instrumentalities. In addition, Short-Term Government may also invest in investment-grade debt securities of U.S. companies, and non-U.S. government mortgage-backed, asset-backed and other fixed income securities. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Ginnie Mae is authorized to issue the Investor Class, the
Institutional Class, the Advisor Class, the C Class and the R Class. Government
Bond and Short-Term Government are authorized to issue the Investor Class and the Advisor Class. Inflation-Adjusted is authorized to issue the Investor Class, the Institutional Class, and the Advisor Class. The C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. All shares of the funds represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. Sale of Ginnie Mae's Institutional
Class and R Class commenced on September 28, 2007, the last business day in the period. Financial Highlights are not presented for Ginnie Mae's Institutional
Class and R Class, as the classes had no operating results since their commencement of sale.

SECURITY VALUATIONS -- Debt securities maturing in greater than 60 days are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by, or in accordance with procedures adopted by, the Board of Trustees or its designee if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the funds to use alternative procedures to value a security such as: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New York
Stock Exchange) that was likely to have changed the value of the security; a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

------

SECURITIES ON LOAN -- The funds may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income.
The funds continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

FUTURES CONTRACTS -- The funds may enter into futures contracts in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on futures and swaps transactions and unrealized appreciation (depreciation) on futures and swaps, respectively.

SWAP AGREEMENTS -- The funds may enter into swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the funds anticipate purchasing at a later date; or gain exposure to certain markets in the most economical way possible. A basic swap agreement is a contract in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet requirements. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities.
Swap agreements are valued daily and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation (depreciation) on futures and swaps. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments and instruments.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities' prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the funds may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the funds may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as "roll" transactions. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price. The funds account for "roll" transactions as purchases and sales; as such these transactions may increase portfolio turnover.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. The funds are no longer subject to examination by tax authorities for years prior to 2004. At this time, management has not identified any uncertain tax

------

positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for the funds are declared daily and paid monthly. Effective October 1, 2007,
Inflation-Adjusted Bond will pay distributions from net investment income quarterly. Distributions from net realized gains for the funds, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications.
The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

On July 27, 2007, the Advisor Class shareholders of Ginnie Mae and
Inflation-Adjusted approved a change to the class's fee structure. The change was approved by the Board of Trustees on December 8, 2006. Effective September
4, 2007, the fee structure change resulted in an increase of 0.25% in the unified management fee and a simultaneous decrease of 0.25% in the total distribution and service fee, resulting in no change to the total operating expense ratio of the class.

MANAGEMENT FEES -- The trust has entered into a Management Agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an Investment
Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the Investment Category
Fee for Ginnie Mae and Short-Term Government range from 0.2425% to 0.3600% and for Government Bond and Inflation-Adjusted range from 0.1625% to 0.2800%. The rates for the Complex Fee (Investor Class, C Class and R Class) for the funds range from 0.2500% to 0.3100%. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The Advisor Class is 0.2500% less at each point within the Complex Fee range for Government Bond and Short-Term
Government. The Advisor Class is the same as Investor Class for Ginnie Mae and
Inflation-Adjusted. Prior to September 4, 2007, the Advisor Class was 0.2500%
less at each point within the Complex Fee range for Ginnie Mae and
Inflation-Adjusted. Effective August 1, 2007, the investment advisor voluntarily agreed to waive 0.079% of its management fee for Ginnie Mae. The total amount of the waiver for the six months ended September 30, 2007, was $154,195, $10,825 and $1,798 for the Investor Class, Advisor Class and C Class, respectively. The effective annual management fee for each class of each fund for the six months ended September 30, 2007, was as follows:

                             Investor   Institutional  Advisor     C       R
Ginnie Mae
(before waiver)                0.57%        0.37%       0.36%    0.57%   0.57%
Ginnie Mae
(after waiver)                 0.54%        0.34%       0.33%    0.54%   0.54%
Government Bond                0.49%         N/A        0.24%     N/A     N/A
Inflation-Adjusted             0.49%        0.29%       0.28%     N/A     N/A
Short-Term Government          0.57%         N/A        0.32%     N/A     N/A

------

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class of Government
Bond and Short-Term Government and a separate Master Distribution and Individual
Shareholder Services Plan for the Advisor Class of Ginnie Mae and
Inflation-Adjusted, C Class and R Class (collectively, the plans), pursuant to
Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class of Ginnie
Mae and Inflation-Adjusted will pay American Century Investment Services, Inc.
(ACIS) an annual distribution and service fee of 0.25%. Prior to September 4,
2007, the Board of Trustees had adopted a Master Distribution and Shareholder
Services Plan for the Advisor Class of Ginnie Mae and Inflation-Adjusted which provided that the Advisor Class of Ginnie Mae and Inflation-Adjusted would pay
ACIS an annual distribution fee of 0.25% and service fee of 0.25%. The plans provide that the Advisor Class will pay ACIS an annual distribution fee of 0.25%
and service fee of 0.25% for Government Bond and Short-Term Government. The
plans provide that the C Class will pay ACIS an annual distribution fee of 0.75%
and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for
Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for C Class and R
Class shares. Fees incurred under the plans during the six months ended
September 30, 2007, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services, LLC. An officer and an interested director of these entities are officers and directors of unrelated entities and those unrelated entities own
56% of the shares of Short-Term Government.

The funds have a bank line of credit agreement and securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of JP Morgan Chase & Co. (JPM). JPM is an equity investor in
ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended September 30, 2007, were as follows:

                                         Government                 ted Short-Term
                          Ginnie Mae           Bond  Inflation-Adjus    Government
PURCHASES

U.S. Treasury & Government
Agency Obligations    $2,488,999,688   $684,403,495    $194,946,595   $502,633,262

Investment
securities other
than
U.S. Treasury &
Government
Agency Obligations                --       $748,014     $14,070,298    $32,778,226

PROCEEDS FROM SALES

U.S. Treasury & Government
Agency Obligations    $2,527,860,889   $648,087,567    $236,333,060   $602,938,825

Investment
securities other
than
U.S. Treasury &
Government
Agency Obligations                --        $40,235     $57,842,441    $10,540,690

------

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

                     Six months ended September     Year ended March 31, 2007
                     30, 2007(1)
                            Shares          Amount         Shares           Amount
Ginnie Mae

INVESTOR CLASS

Sold                     5,491,266    $ 55,279,203     12,154,179    $ 122,839,152

Issued in
reinvestment of
distributions            2,499,820      25,151,659      5,206,146       52,577,926

Redeemed              (12,504,709)   (125,748,731)   (34,023,092)    (342,841,001)
                      ------------   -------------   ------------   --------------
                       (4,513,623)    (45,317,869)   (16,662,767)    (167,423,923)
                      ------------   -------------   ------------   --------------
INSTITUTIONAL CLASS

Sold                         2,473          25,000             --               --
                      ------------   -------------   ------------   --------------

ADVISOR CLASS

Sold                     1,636,354      16,495,699      3,986,459       40,301,084

Issued in
reinvestment of
distributions              136,149       1,370,103        267,582        2,703,588

Redeemed               (2,024,251)    (20,481,148)    (3,112,632)     (31,356,322)
                      ------------   -------------   ------------   --------------
                         (251,748)     (2,615,346)      1,141,409       11,648,350
                      ------------   -------------   ------------   --------------
C CLASS

Sold                        36,958         375,141        357,152        3,602,504
Issued in
reinvestment of
distributions               29,036         292,104         63,045          637,067

Redeemed                 (668,164)     (6,726,372)      (291,382)      (2,945,197)
                      ------------   -------------   ------------   --------------
                         (602,170)     (6,059,127)        128,815        1,294,374
                      ------------   -------------   ------------   --------------
R CLASS

Sold                         2,473          25,000             --               --
                      ------------   -------------   ------------   --------------

Net increase
(decrease)             (5,362,595)   $(53,942,342)   (15,392,543)   $(154,481,199)
                      ============   =============   ============   ==============

Government Bond

                                 INVESTOR CLASS

Sold                    10,914,998    $113,363,280      9,691,407    $ 100,632,759

Issued in
reinvestment of
distributions            1,084,778      11,267,348      1,972,482       20,457,036

Redeemed               (7,215,307)    (74,906,376)   (14,583,174)    (150,993,559)
                      ------------   -------------   ------------   --------------
                         4,784,469      49,724,252    (2,919,285)     (29,903,764)
                      ------------   -------------   ------------   --------------
ADVISOR CLASS

Sold                     1,786,982      18,519,345      1,345,067       13,970,111

Issued in
reinvestment of
distributions               82,817         860,392        157,771        1,636,301

Redeemed               (1,031,507)    (10,745,887)    (1,613,827)     (16,709,464)
                      ------------   -------------   ------------   --------------
                           838,292       8,633,850      (110,989)      (1,103,052)
                      ------------   -------------   ------------   --------------
Net increase
(decrease)               5,622,761    $ 58,358,102    (3,030,274)   $ (31,006,816)
                      ============   =============   ============   ==============

(1) September 28, 2007 (commencement of sale) through September 30, 2007 for the
Institutional Class and the R Class for Ginnie Mae.

------

                           Six months ended September
                                          30, 2007       Year ended March 31, 2007
                            Shares          Amount         Shares           Amount
Inflation-Adjusted Bond

INVESTOR CLASS

Sold                    13,523,212   $ 144,489,606     16,741,880    $ 178,571,390

Issued in
reinvestment of
distributions            1,480,390      15,718,496      1,696,384       18,087,720

Redeemed              (13,595,111)   (144,954,249)   (29,525,746)    (314,817,958)
                      ------------   -------------   ------------   --------------
                         1,408,491      15,253,853   (11,087,482)    (118,158,848)
                      ------------   -------------   ------------   --------------
INSTITUTIONAL CLASS

Sold                     2,733,180      28,924,832      6,097,729       65,039,321

Issued in
reinvestment of
distributions              319,839       3,392,133        243,437        2,598,155

Redeemed               (1,433,683)    (15,183,528)    (3,036,972)     (32,459,122)
                      ------------   -------------   ------------   --------------
                         1,619,336      17,133,437      3,304,194       35,178,354
                      ------------   -------------   ------------   --------------
ADVISOR CLASS

Sold                     4,861,930      51,589,808     12,000,398      127,989,156

Issued in
reinvestment of
distributions            1,214,866      12,876,499      1,735,480       18,484,497

Redeemed              (11,709,254)   (124,163,128)   (29,825,709)    (317,975,727)
                      ------------   -------------   ------------   --------------
                       (5,632,458)    (59,696,821)   (16,089,831)    (171,502,074)
                      ------------   -------------   ------------   --------------
Net increase
(decrease)             (2,604,631)   $(27,309,531)   (23,873,119)   $(254,482,568)
                      ============   =============   ============   ==============

Short-Term Government

INVESTOR CLASS

Sold                     3,028,271    $ 28,318,230     21,123,470    $ 197,185,357

Issued in
reinvestment of
distributions            2,170,141      20,298,554      4,137,005       38,631,531

Redeemed               (8,483,103)    (79,293,369)   (23,884,477)    (222,896,608)
                      ------------   -------------   ------------   --------------
                       (3,284,691)    (30,676,585)      1,375,998       12,920,280
                      ------------   -------------   ------------   --------------
ADVISOR CLASS

Sold                       365,365       3,419,588      1,086,892       10,145,937

Issued in
reinvestment of
distributions               61,580         575,999        129,215        1,206,560

Redeemed                 (492,812)     (4,604,309)    (1,405,842)     (13,120,066)
                      ------------   -------------   ------------   --------------
                          (65,867)       (608,722)      (189,735)      (1,767,569)
                      ------------   -------------   ------------   --------------
Net increase
(decrease)             (3,350,558)   $(31,285,307)      1,186,263     $ 11,152,711
                      ============   =============   ============   ==============

5. SECURITIES LENDING

As of September 30, 2007, securities in Government Bond, Inflation-Adjusted and
Short-Term Government, valued at $188,780,510, $339,407,698 and $162,613,353, respectively, were on loan through the lending agent, JPMCB, to certain approved borrowers. As of September 30, 2007, Ginnie Mae did not have any securities on loan. JPMCB receives and maintains collateral in the form of cash and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was $191,371,573, $345,874,774 and $163,979,587, respectively. The funds' risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the funds may be delayed or limited.

------

6. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM or ACGIM, have a
$500,000,000 unsecured bank line of credit agreement with JPMCB. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.40%. The funds did not borrow from the line during the six months ended September 30, 2007.

7. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of paydown losses, certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2007, the components of investments for federal income tax purposes were as follows:

                                        Government                  ed    Short-Term
                         Ginnie Mae           Bond  Inflation-Adjust      Government
Federal tax cost
of investments       $1,645,758,222   $790,589,823   $1,428,557,765   $1,092,455,837
                     ==============   ============   ==============   ==============
Gross tax
appreciation
of investments          $ 4,444,709    $ 5,440,820     $ 18,906,515      $ 5,339,521

Gross tax
depreciation
of investments         (23,585,527)    (2,716,939)     (11,993,323)      (2,166,165)
                     --------------   ------------   --------------   --------------
Net tax
appreciation
(depreciation)
of investments        $(19,140,818)    $ 2,723,881      $ 6,913,192      $ 3,173,356
                     ==============   ============   ==============   ==============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Following are the capital loss carryovers and capital loss deferral amounts as of March 31, 2007:

                                       Government                  ed   Short-Term
                       Ginnie Mae            Bond  Inflation-Adjust     Government
Accumulated
capital losses      $(59,939,339)   $(10,345,766)    $(14,042,196)   $(42,795,213)

Capital loss
deferrals            $(1,116,209)      $(383,149)     $(6,728,357)      $(996,080)

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

                         2008           2009         2011            2012            2013            2014            2015

Ginnie Mae       $(7,179,913)     $(255,936)   $(285,414)   $(22,063,924)   $(11,922,927)   $(10,878,793)    $(7,352,432)

Government
Bond                       --             --           --              --    $(3,509,402)              --    $(6,836,364)

Inflation-
Adjusted                   --             --           --              --              --      $(841,021)   $(13,201,175)

Short-Term
Government      $(15,891,898)   $(3,678,384)           --              --    $(8,188,381)    $(7,433,320)    $(7,603,230)

The capital loss deferrals listed above represent net capital losses incurred in the five-month period ended March 31, 2007. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

------

8. CORPORATE EVENT

On August 24, 2007, the Advisor Class shareholders of Government Bond and
Short-Term Government approved a change to the class's fee structure. The change was approved by the Board of Trustees on December 8, 2006. The change is expected to be effective December 3, 2007.

9. RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2006, the Financial Accounting Standards Board (FASB) issued
Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an
Interpretation of FASB Statement No. 109" (FIN 48). FIN 48 establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has concluded that the adoption of FIN 48 will not materially impact the financial statements.

The FASB issued Statement of Financial Accounting Standards No. 157, "Fair Value
Measurements" (FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. Management is currently evaluating the impact that adopting FAS 157 will have on the financial statement disclosures.

------

FINANCIAL HIGHLIGHTS
Ginnie Mae

Investor Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                         2007(1)         2007         2006        2005         2004         2003
PER-SHARE DATA

Net Asset Value,
Beginning of
Period                    $10.17       $10.11       $10.34      $10.61       $10.85       $10.58
                        --------     --------     --------    --------     --------     --------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(2)                  0.24         0.48         0.43        0.37         0.29         0.48

 Net
 Realized and
 Unrealized
 Gain (Loss)              (0.06)         0.08       (0.18)      (0.15)       (0.04)         0.35
                        --------     --------     --------    --------     --------     --------
 Total From
 Investment
 Operations                 0.18         0.56         0.25        0.22         0.25         0.83
                        --------     --------     --------    --------     --------     --------
Distributions

 From Net
 Investment
 Income                   (0.25)       (0.50)       (0.48)      (0.49)       (0.49)       (0.56)
                        --------     --------     --------    --------     --------     --------
Net Asset Value,
End of Period             $10.10       $10.17       $10.11      $10.34       $10.61       $10.85
                        ========     ========     ========    ========     ========     ========

TOTAL RETURN(3)            1.94%        5.69%        2.47%       2.11%        2.43%        8.03%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses
to Average
Net Assets           0.54%(4)(5)        0.57%        0.57%       0.58%        0.59%        0.59%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets           4.84%(4)(5)        4.71%        4.15%       3.58%        2.77%        4.46%

Portfolio
Turnover Rate               177%         410%         315%        315%         356%         356%

Net Assets, End
of Period (in
thousands)            $1,166,720   $1,219,743   $1,382,022  $1,482,999   $1,676,815   $2,100,358

(1) Six months ended September 30, 2007 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Effective August 1, 2007, the investment advisor voluntarily agreed to waive a portion of its management fee. Had fees not been waived, the annualized ratio of operating expenses to average net assets and the annualized ratio of net investment income (loss) to average net assets would have been 0.57% and 4.81%, respectively.

See Notes to Financial Statements.

------

Ginnie Mae

Advisor Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                         2007(1)       2007       2006       2005       2004       2003
PER-SHARE DATA

Net Asset Value,
Beginning of
Period                    $10.17     $10.11     $10.34     $10.61     $10.85     $10.58
                        --------   --------   --------   --------   --------   --------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(2)                  0.24       0.45       0.40       0.35       0.27       0.46

 Net
 Realized and
 Unrealized
 Gain (Loss)              (0.07)       0.08     (0.17)     (0.16)     (0.04)       0.35
                        --------   --------   --------   --------   --------   --------
 Total From
 Investment
 Operations                 0.17       0.53       0.23       0.19       0.23       0.81
                        --------   --------   --------   --------   --------   --------
Distributions

 From Net
 Investment
 Income                   (0.24)     (0.47)     (0.46)     (0.46)     (0.47)     (0.54)
                        --------   --------   --------   --------   --------   --------
Net Asset Value,
End of Period             $10.10     $10.17     $10.11     $10.34     $10.61     $10.85
                        ========   ========   ========   ========   ========   ========

TOTAL RETURN(3)            1.81%      5.42%      2.22%      1.85%      2.18%      7.76%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net Assets   0.79%(4)(5)      0.82%      0.82%      0.83%      0.84%      0.84%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets           4.59%(4)(5)      4.46%      3.90%      3.33%      2.52%      4.21%

Portfolio
Turnover Rate               177%       410%       315%       315%       356%       356%

Net Assets, End
of Period (in
thousands)               $82,917    $85,984    $73,998    $72,571    $61,288    $75,999

(1) Six months ended September 30, 2007 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Effective August 1, 2007, the investment advisor voluntarily agreed to waive a portion of its management fee. Had fees not been waived, the annualized ratio of operating expenses to average net assets and the annualized ratio of net investment income (loss) to average net assets would have been 0.82% and 4.56%, respectively.

See Notes to Financial Statements.

------

Ginnie Mae

C Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                         2007(1)       2007       2006       2005       2004        2003
PER-SHARE DATA

Net Asset Value,
Beginning of
Period                    $10.17     $10.11     $10.34     $10.61     $10.85      $10.57
                        --------   --------   --------   --------   --------    --------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(2)                  0.20       0.37       0.33       0.28       0.22        0.40

 Net
 Realized and
 Unrealized
 Gain (Loss)              (0.07)       0.09     (0.18)     (0.17)     (0.05)        0.36
                        --------   --------   --------   --------   --------    --------
 Total From
 Investment
 Operations                 0.13       0.46       0.15       0.11       0.17        0.76
                        --------   --------   --------   --------   --------    --------
Distributions

 From Net
 Investment
 Income                   (0.20)     (0.40)     (0.38)     (0.38)     (0.41)      (0.48)
                        --------   --------   --------   --------   --------    --------
Net Asset Value,
End of Period             $10.10     $10.17     $10.11     $10.34     $10.61      $10.85
                        ========   ========   ========   ========   ========    ========

TOTAL RETURN(3)            1.43%      4.64%      1.45%      1.10%      1.60%       7.23%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net Assets   1.54%(4)(5)      1.57%      1.57%      1.58%      1.42%       1.33%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets           3.84%(4)(5)      3.71%      3.15%      2.58%      1.94%       3.72%

Portfolio
Turnover Rate               177%       410%       315%       315%       356%        356%

Net Assets, End
of Period (in
thousands)               $11,171    $17,362    $15,970    $13,795     $8,257      $5,078

(1) Six months ended September 30, 2007 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with
SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Effective August 1, 2007, the investment advisor voluntarily agreed to waive a portion of its management fee. Had fees not been waived, the annualized ratio of operating expenses to average net assets and the annualized ratio of net investment income (loss) to average net assets would have been 1.57% and 3.81%, respectively.

See Notes to Financial Statements.

------

Government Bond

Investor Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                      2007(1)       2007      2006       2005       2004       2003
PER-SHARE DATA

Net Asset Value,
Beginning of
Period                 $10.45     $10.33    $10.52     $10.93     $11.25     $10.60
                     --------   --------  --------   --------   --------   --------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)               0.24(2)    0.48(2)   0.42(2)    0.29(2)    0.28(2)       0.38

 Net
 Realized and
 Unrealized
 Gain (Loss)             0.04       0.12    (0.19)     (0.24)     (0.02)       0.99
                     --------   --------  --------   --------   --------   --------
 Total From
 Investment
 Operations              0.28       0.60      0.23       0.05       0.26       1.37
                     --------   --------  --------   --------   --------   --------
Distributions

 From Net
 Investment
 Income                (0.24)     (0.48)    (0.42)     (0.30)     (0.29)     (0.38)

 From Net
 Realized
 Gains                     --         --        --     (0.16)     (0.29)     (0.34)
                     --------   --------  --------   --------   --------   --------
 Total
 Distributions         (0.24)     (0.48)    (0.42)     (0.46)     (0.58)     (0.72)
                     --------   --------  --------   --------   --------   --------
Net Asset Value,
End of Period          $10.49     $10.45    $10.33     $10.52     $10.93     $11.25
                     ========   ========  ========   ========   ========   ========

TOTAL RETURN(3)         2.77%      5.95%     2.17%      0.50%      2.42%     13.17%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net Assets   0.49%(4)      0.49%     0.49%      0.50%      0.51%      0.51%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets           4.70%(4)      4.60%     3.94%      2.70%      2.56%      3.34%

Portfolio
Turnover Rate            123%       319%      416%       553%       376%       229%

Net Assets, End
of Period
(in thousands)       $552,229   $500,331  $524,557   $438,997   $468,052   $590,433

(1) Six months ended September 30, 2007 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Government Bond

Advisor Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                      2007(1)       2007       2006      2005       2004        2003
PER-SHARE DATA

Net Asset Value,
Beginning of
Period                 $10.45     $10.33     $10.52    $10.93     $11.25      $10.60
                     --------   --------   --------  --------   --------    --------
Income From
Investment
Operations

 Net
 Investment
 Income (Loss)        0.23(2)    0.45(2)    0.39(2)   0.26(2)    0.25(2)        0.35

 Net
 Realized and
 Unrealized
 Gain (Loss)             0.04       0.12     (0.19)    (0.24)     (0.02)        0.99
                     --------   --------   --------  --------   --------    --------
 Total From
 Investment
 Operations              0.27       0.57       0.20      0.02       0.23        1.34
                     --------   --------   --------  --------   --------    --------
Distributions

 From Net
 Investment
 Income                (0.23)     (0.45)     (0.39)    (0.27)     (0.26)      (0.35)

 From Net
 Realized
 Gains                     --         --         --    (0.16)     (0.29)      (0.34)
                     --------   --------   --------  --------   --------    --------
 Total
 Distributions         (0.23)     (0.45)     (0.39)    (0.43)     (0.55)      (0.69)
                     --------   --------   --------  --------   --------    --------
Net Asset Value,
End of Period          $10.49     $10.45     $10.33    $10.52     $10.93      $11.25
                     ========   ========   ========  ========   ========    ========

TOTAL RETURN(3)         2.65%      5.69%      1.91%     0.25%      2.16%      12.89%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net Assets   0.74%(4)      0.74%      0.74%     0.75%      0.76%       0.76%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets           4.45%(4)      4.35%      3.69%     2.45%      2.31%       3.09%

Portfolio
Turnover Rate            123%       319%       416%      553%       376%        229%

Net Assets, End
of Period
(in thousands)        $49,603    $40,671    $41,336   $48,674    $45,136     $44,456

(1) Six months ended September 30, 2007 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Inflation-Adjusted Bond

Investor Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                      2007(1)       2007      2006       2005       2004       2003
PER-SHARE DATA

Net Asset Value,
Beginning of
Period                 $10.83     $10.73    $11.25     $11.45     $10.86      $9.89
                     --------   --------  --------   --------   --------   --------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)                  0.39       0.38      0.56       0.45       0.39       0.48

 Net
 Realized and
 Unrealized
 Gain (Loss)           (0.04)       0.11    (0.49)     (0.17)       0.67       1.12
                     --------   --------  --------   --------   --------   --------
 Total From
 Investment
 Operations              0.35       0.49      0.07       0.28       1.06       1.60
                     --------   --------  --------   --------   --------   --------
Distributions

 From Net
 Investment
 Income                (0.39)     (0.38)    (0.56)     (0.45)     (0.39)     (0.48)

 From Net
 Realized
 Gains                     --         --    (0.03)     (0.03)     (0.08)     (0.15)

 From Return
 of Capital                --     (0.01)        --         --         --         --
                     --------   --------  --------   --------   --------   --------
 Total
 Distributions         (0.39)     (0.39)    (0.59)     (0.48)     (0.47)     (0.63)
                     --------   --------  --------   --------   --------   --------
Net Asset Value,
End of Period          $10.79     $10.83    $10.73     $11.25     $11.45     $10.86
                     ========   ========  ========   ========   ========   ========

TOTAL RETURN(2)         3.35%      4.71%     0.56%      2.57%     10.04%     16.42%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net Assets   0.49%(3)      0.49%     0.49%      0.50%      0.50%      0.51%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets           7.37%(3)      3.79%     4.85%      3.77%      3.50%      4.20%

Portfolio
Turnover Rate             19%        32%       27%        68%        54%       136%

Net Assets, End
of Period
(in thousands)       $604,007   $590,530  $704,447   $646,214   $483,353   $352,315

(1) Six months ended September 30, 2007 (unaudited).

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

See Notes to Financial Statements.

------

Inflation-Adjusted Bond

Institutional Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                      2007(1)       2007       2006        2005       2004    2003(2)
PER-SHARE DATA

Net Asset Value,
Beginning of
Period                 $10.82     $10.73     $11.25      $11.45     $10.86     $10.84
                     --------   --------   --------    --------   --------   --------
Income From
Investment
Operations

 Net
 Investment
 Income (Loss)           0.40       0.42       0.58        0.47       0.41       0.20

 Net
 Realized and
 Unrealized
 Gain (Loss)           (0.04)       0.09     (0.49)      (0.17)       0.67       0.17
                     --------   --------   --------    --------   --------   --------
 Total From
 Investment
 Operations              0.36       0.51       0.09        0.30       1.08       0.37
                     --------   --------   --------    --------   --------   --------
Distributions

 From Net
 Investment
 Income                (0.40)     (0.42)     (0.58)      (0.47)     (0.41)     (0.20)

 From Net
 Realized
 Gains                     --         --     (0.03)      (0.03)     (0.08)     (0.15)
                     --------   --------   --------    --------   --------   --------
 Total
 Distributions         (0.40)     (0.42)     (0.61)      (0.50)     (0.49)     (0.35)
                     --------   --------   --------    --------   --------   --------
Net Asset Value,
End of Period          $10.78     $10.82     $10.73      $11.25     $11.45     $10.86
                     ========   ========   ========    ========   ========   ========

TOTAL RETURN(3)         3.45%      4.92%      0.77%       2.77%     10.24%      3.53%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net Assets   0.29%(4)      0.29%      0.29%       0.30%      0.30%   0.31%(4)

Ratio of Net
Investment Income
(Loss) to Average
Net Assets           7.57%(4)      3.99%      5.05%       3.97%      3.70%   3.80%(4)

Portfolio
Turnover Rate             19%        32%        27%         68%        54%    136%(5)

Net Assets, End
of Period
(in thousands)       $135,350   $118,250    $81,860     $65,058    $56,103    $34,196

(1) Six months ended September 30, 2007 (unaudited).

(2) October 1, 2002 (commencement of sale) through March 31, 2003.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------

Inflation-Adjusted Bond

Advisor Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                      2007(1)       2007       2006      2005       2004        2003
PER-SHARE DATA

Net Asset Value,
Beginning of
Period                 $10.81     $10.73     $11.25    $11.45     $10.86       $9.89
                     --------   --------   --------  --------   --------    --------
Income From
Investment
Operations

 Net
 Investment
 Income (Loss)           0.38       0.36       0.54      0.42       0.36        0.45

 Net
 Realized and
 Unrealized
 Gain (Loss)           (0.03)       0.10     (0.49)    (0.17)       0.67        1.12
                     --------   --------   --------  --------   --------    --------
 Total From
 Investment
 Operations              0.35       0.46       0.05      0.25       1.03        1.57
                     --------   --------   --------  --------   --------    --------
Distributions

 From Net
 Investment
 Income                (0.38)     (0.36)     (0.54)    (0.42)     (0.36)      (0.45)

 From Net
 Realized
 Gains                     --         --     (0.03)    (0.03)     (0.08)      (0.15)

 From Return
 of Capital                --     (0.02)         --        --         --          --
                     --------   --------   --------  --------   --------    --------
 Total
 Distributions         (0.38)     (0.38)     (0.57)    (0.45)     (0.44)      (0.60)
                     --------   --------   --------  --------   --------    --------
Net Asset Value,
End of Period          $10.78     $10.81     $10.73    $11.25     $11.45      $10.86
                     ========   ========   ========  ========   ========    ========

TOTAL RETURN(2)         3.31%      4.37%      0.37%     2.33%      9.78%      16.13%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net Assets   0.74%(3)      0.74%      0.74%     0.75%      0.75%       0.76%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets           7.12%(3)      3.54%      4.60%     3.52%      3.25%       3.95%

Portfolio
Turnover Rate             19%        32%        27%       68%        54%        136%

Net Assets, End
of Period
(in thousands)       $357,553   $419,477   $588,877  $295,129   $109,053     $41,673

(1) Six months ended September 30, 2007 (unaudited).

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

See Notes to Financial Statements.

------

Short-Term Government

Investor Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                      2007(1)       2007      2006       2005       2004       2003
PER-SHARE DATA

Net Asset Value,
Beginning of
Period                  $9.37      $9.32     $9.44      $9.66      $9.69      $9.46
                     --------   --------  --------   --------   --------   --------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)               0.21(2)    0.40(2)   0.32(2)    0.19(2)    0.15(2)       0.29

 Net
 Realized and
 Unrealized
 Gain (Loss)             0.05       0.06    (0.11)     (0.21)     (0.02)       0.23
                     --------   --------  --------   --------   --------   --------
 Total From
 Investment
 Operations              0.26       0.46      0.21     (0.02)       0.13       0.52
                     --------   --------  --------   --------   --------   --------
Distributions

 From Net
 Investment
 Income                (0.21)     (0.41)    (0.33)     (0.20)     (0.16)     (0.29)
                     --------   --------  --------   --------   --------   --------
Net Asset Value,
End of Period           $9.42      $9.37     $9.32      $9.44      $9.66      $9.69
                     ========   ========  ========   ========   ========   ========

TOTAL RETURN(3)         2.85%      5.02%     2.22%    (0.16)%      1.40%      5.52%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net Assets   0.57%(4)      0.57%     0.57%      0.58%      0.59%      0.59%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets           4.55%(4)      4.34%     3.41%      2.04%      1.54%      2.96%

Portfolio
Turnover Rate             71%       210%      292%       283%       232%       185%

Net Assets, End
of Period
(in thousands)       $910,628   $937,029  $919,295   $928,460   $996,677   $957,413

(1) Six months ended September 30, 2007 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Short-Term Government

Advisor Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                      2007(1)       2007       2006       2005      2004        2003
PER-SHARE DATA

Net Asset Value,
Beginning of
Period                  $9.37      $9.32      $9.44      $9.66     $9.69       $9.46
                     --------   --------   --------   --------  --------    --------
Income From
Investment
Operations

 Net
 Investment
 Income (Loss)        0.20(2)    0.38(2)    0.29(2)    0.17(2)   0.13(2)        0.26

 Net
 Realized and
 Unrealized
 Gain (Loss)             0.05       0.05     (0.11)     (0.21)    (0.02)        0.23
                     --------   --------   --------   --------  --------    --------
 Total From
 Investment
 Operations              0.25       0.43       0.18     (0.04)      0.11        0.49
                     --------   --------   --------   --------  --------    --------
Distributions

 From Net
 Investment
 Income                (0.20)     (0.38)     (0.30)     (0.18)    (0.14)      (0.26)
                     --------   --------   --------   --------  --------    --------
Net Asset Value,
End of Period           $9.42      $9.37      $9.32      $9.44     $9.66       $9.69
                     ========   ========   ========   ========  ========    ========

TOTAL RETURN(3)         2.73%      4.76%      1.96%    (0.41)%     1.15%       5.26%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net Assets   0.82%(4)      0.82%      0.82%      0.83%     0.84%       0.84%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets           4.30%(4)      4.09%      3.16%      1.79%     1.29%       2.71%

Portfolio
Turnover Rate             71%       210%       292%       283%      232%        185%

Net Assets, End
of Period
(in thousands)        $27,054    $27,541    $29,166    $43,431   $47,135     $68,102

(1) Six months ended September 30, 2007 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

PROXY VOTING RESULTS

A special meeting of shareholders was held on July 27, 2007 and August 24, 2007, to vote on the following proposals. The proposals received the required number of votes of the American Century Government Income Trust or the applicable fund, depending on the proposal, and were adopted. A summary of voting results is listed below each proposal.

PROPOSAL 1:

To elect eight Trustees to the Board of Trustees of American Century Government
Income Trust (the proposal was voted on by all shareholders of funds issued by
American Century Government Income Trust).

Jonathan S. Thomas      For:                4,467,619,148
                        Withhold:              90,544,597
                        Abstain:                        0
                        Broker Non-Vote:                0

John Freidenrich        For:                4,463,121,891
                        Withhold:              95,041,854
                        Abstain:                        0
                        Broker Non-Vote:                0

Ronald J. Gilson        For:                4,465,283,403
                        Withhold:              92,880,342
                        Abstain:                        0
                        Broker Non-Vote:                0

Kathryn A. Hall         For:                4,465,340,375
                        Withhold:              92,823,370
                        Abstain:                        0
                        Broker Non-Vote:                0

Peter F. Pervere        For:                4,465,230,900
                        Withhold:              92,932,845
                        Abstain:                        0
                        Broker Non-Vote:                0

Myron S. Scholes        For:                4,464,439,279
                        Withhold:              93,724,466
                        Abstain:                        0
                        Broker Non-Vote:                0

John B. Shoven          For:                4,464,072,556
                        Withhold:              94,091,189
                        Abstain:                        0
                        Broker Non-Vote:                0

Jeanne D. Wohlers       For:                4,465,684,896
                        Withhold:              92,478,849
                        Abstain:                        0
                        Broker Non-Vote:                0

------

PROPOSAL 2:

To approve a change in the fee structure of the Advisor Class. This proposal was voted on by the Advisor Class shareholders of the following funds:

                                        Government  Inflation-Adjusted Short-Term
                         Ginnie Mae           Bond            Bond     Government
For:                     47,294,544     18,360,072     151,757,502     17,340,433
Against:                  3,114,423        678,639      10,219,172        216,808
Abstain:                  1,014,588        650,478       7,835,232      2,163,400
Broker Non-Vote:         16,123,898      7,522,944      47,286,570        262,987

------

APPROVAL OF MANAGEMENT AGREEMENTS
Ginne Mae, Government Bond, Inflation-Adjusted Bond and Short-Term Government

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century, this process is referred to as the "15(c) Process."
As a part of this process, the board reviews fund performance, shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. In addition to this annual review, the board of directors oversees and evaluates on a continuous basis at its quarterly meetings the nature and quality of significant services performed by the advisor, fund performance, audit and compliance information, and a variety of other reports relating to fund operations. The board, or committees of the board, also holds special meetings as needed.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year period, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data (the "15(c)
Providers") concerning Ginnie Mae, Government Bond, Inflation-Adjusted Bond and
Short-Term Government (the "funds") and the services provided to the funds under the management agreements. The information considered and the discussions held at the meetings included, but were not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the funds under the management agreements;

* reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the funds and their shareholders on a routine and non-routine basis;

* data comparing the cost of owning the funds to the cost of owning similar funds;

* data comparing the funds' performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the funds to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the funds' board of directors held two regularly scheduled meetings to review and discuss the information provided by the advisor and to complete its negotiations with the advisor regarding the renewal of the management agreements, including the setting of the applicable advisory fee. The board also had the benefit of the advice of its independent counsel throughout the period.

------

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, and the board's independent counsel, and evaluated such information for each fund for which the board has responsibility. The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors' decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreements, the advisor is responsible for providing or arranging for all services necessary for the operation of the funds. The board noted that under the management agreements, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the funds' portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity.
In evaluating investment performance, the board expects the advisor to manage the funds in accordance with their investment objectives and approved strategies. In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct

------

their business. At each quarterly meeting the Directors review investment performance information for the funds, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the funds.
The Directors also review detailed performance information during the 15(c)
Process. If performance concerns are identified, the Directors discuss with the advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Ginne Mae's and Government Bond's performance was above the median for the one-year period and below the median for the three-year periods. The performance information presented to the Directors showed that Inflation-Adjusted Bond's performance was above its benchmark for both the one- and three-year periods. Short-Term
Government's performance fell below the median of its peer group for both the one- and three-year periods during part of the past year. The board discussed the funds' performance with the advisor and was satisfied with the efforts being undertaken by the advisor.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the funds with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at their regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the funds, its profitability in managing the funds, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreements, and the reasonableness of the current management fee.

ETHICS OF THE ADVISOR. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the funds specifically, the expenses incurred by the advisor in providing various functions to the funds, and the breakpoint fees of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure, fee breakpoints as the fund

------

complex and the funds increase in size, and through reinvestment in its business to provide shareholders additional content and services. In particular, separate breakpoint schedules based on the size of the entire fund complex and on the size of the funds reflect the complexity of assessing economies of scale.

COMPARISON TO OTHER FUNDS' FEES. The funds pay the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the funds, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the funds'
independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the funds and provides a direct incentive to minimize administrative inefficiencies. Part of the Directors' analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the funds' unified fee to the total expense ratio of other funds in the funds' peer group. The unified fee charged to shareholders of Ginnie Mae was below the median of the total expense ratios of its peer group. The unified fee charged to shareholders of Government Bond, Short-Term Government and Inflation-Adjusted
Bond were in the lowest quartile of the total expense ratios of each fund's respective peer group.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the funds. The Directors analyzed this information and concluded that the fees charged and services provided to the funds were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the funds. They concluded that the advisor's primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to certain clients other than the funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the funds to determine breakpoints in the funds' fee schedule, provided they are managed using the same investment team and strategy.

------

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the Directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor concluded that the investment management agreements between each of Government Bond, Inflation-Adjusted Bond and
Short-Term Government and the advisor is fair and reasonable in light of the services provided and should be renewed.

The Directors negotiated a one-year waiver by the advisor of a portion of the management fee on behalf of Ginnie Mae. These changes were proposed by the
Directors based on their review of the fund's percentile rank in its peer group universe and the fact that the Directors seek as a general rule to have total expense ratios of fixed income and money market funds in the lowest 25th percentile of the fees of comparable funds. The advisor accepted the principle of the fee waiver based on the fact that the lower fee will result in increased competitiveness of the fund within its peer group universe. The fee waiver, effective August 1, 2007, will result in a lowering of the management fee of the fund by 0.079 percentage points below the current management fee. Following these negotiations with the advisor, the Directors concluded that the investment management agreement between the fund and the advisor is fair and reasonable in light of the services provided and should be renewed.

------

SHARE CLASS INFORMATION

Five classes of shares are authorized for sale by Ginnie Mae: Investor Class,
Institutional Class, Advisor Class, C Class and R Class. Two classes of shares are authorized for sale by Government Bond and Short-Term Government: Investor
Class and Advisor Class. Three classes of shares are authorized for sale by
Inflation-Adjusted Bond: Investor Class, Institutional Class and Advisor Class.
The total expense ratio of Institutional Class shares is lower than that of
Investor Class shares. The total expense ratios of Advisor Class, C Class and R
Class shares are higher than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; and/or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary. The funds' prospectuses contain additional information regarding eligibility for investor class shares.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the unified management fee of Institutional Class shares is 0.20% less than the unified management fee of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Prior to September 4, 2007, Advisor Class shares of the funds were subject to a
0.50% annual Rule 12b-1 distribution and service fee. Effective September 4,
2007 for Ginnie Mae and Inflation-Adjusted Bond, and effective December 3, 2007 for Government Bond and Short-Term Government, Advisor Class shares are subject to a 0.25% annual Rule 12b-1 distribution and service fee. Upon the effective date of the fee change, the unified management fee for Advisor Class shares is the same as for Investor Class shares.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for C Class shares is the same as for Investor Class shares. C Class shares also are subject to a Rule 12b-1 distribution and service fee of 1.00%.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. The unified management fee for R Class shares is the same as for Investor Class shares. R Class shares are subject to a 0.50% annual Rule
12b-1 distribution and service fee.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------

ADDITIONAL INFORMATION

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's website at americancentury.com and on the Securities and Exchange
Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling
1-800-345-2021.

------

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The CITIGROUP AGENCY INDEX is a market-capitalization-weighted index that includes U.S. government sponsored agencies with a remaining maturity of at least one year.

The CITIGROUP CREDIT INDEX includes US and non-US corporate securities and non-US sovereign and provincial securities.

The CITIGROUP MORTGAGE INDEX measures the mortgage component of the US BIG
Index, comprising 30- and 15-year GNMA, FNMA, and FHLMC pass-throughs and FNMA and FHLMC balloon mortgages.

The CITIGROUP GNMA INDEX is a market-capitalization-weighted index of 15- and
30-year fixed-rate securities backed by mortgage pools of the Government
National Mortgage Association (GNMA).

The CITIGROUP TREASURY INDEX is comprised of U.S. Treasury securities with an amount outstanding of at least $5 billion and a remaining maturity of at least one year.

The CITIGROUP TREASURY/MORTGAGE INDEX is comprised of U.S. Treasury securities with an amount outstanding of at least $1 billion, and mortgage-backed securities with an aggregate amount outstanding per coupon of at least $5 billion and an aggregate amount outstanding per origination year of at least
$500 million. Both the U.S. Treasury and the mortgage-backed securities included in the index must have a remaining maturity of at least one year.

The CITIGROUP US BROAD INVESTMENT-GRADE (BIG) BOND INDEX is a market-
capitalization-weighted index that includes fixed-rate Treasury, government-
sponsored, mortgage, asset-backed, and investment-grade issues with a maturity of one year or longer.

The CITIGROUP US HIGH-YIELD MARKET INDEX captures the performance of below-investment-grade debt issued by corporations domiciled in the United
States or Canada. This index includes cash-pay and deferred-interest securities that are publicly placed, have a fixed coupon, and are nonconvertible.

The CITIGROUP US INFLATION-LINKED SECURITIES INDEX (ILSI) measures the return of bonds with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index (CPI).

The CITIGROUP US TREASURY/AGENCY 1- TO 3-YEAR INDEX is a
market-capitalization-weighted index that includes fixed-rate U.S. Treasury and government agency issues with maturities between one and three years.

------

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY GOVERNMENT INCOME TRUST

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments
P.O. Box 419200
Kansas City, MO 64141-6200

PRSRT STD
U.S. POSTAGE PAID
AMERICAN CENTURY
COMPANIES

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

0711
SH-SAN-56799S

[front cover]

AMERICAN CENTURY INVESTMENTS
Semiannual Report               September 30, 2007

[photo of fall]

Capital Preservation Fund

[american century investments logo and text logo]

OUR MESSAGE TO YOU

To help you monitor your investment, my colleagues and I take pride in providing you with the semiannual report for the American Century(R) Capital Preservation
Fund for the six months ended September 30, 2007. This has been an eventful and exciting period for us. We've been working diligently to secure a smooth executive leadership transition.

I'm honored to be addressing you in the "Our Message" space long devoted to company founder Jim Stowers, Jr. and his son Jim Stowers III. The Stowers family remains an integral part of our heritage, leadership, and financial structure.
Jim Jr. continues as co-chair of the American Century Companies, Inc. (ACC)
board of directors with Richard Brown, who has been on the board since 1998 and co-chairs the Stowers Institute for Medical Research board.

But times and opportunities change. As the latest step in a career transition that began when he relinquished his executive leadership and investment management responsibilities in early 2005, Jim III stepped down from the ACC board in July 2007 to focus on new business ventures. Jim III's move reflects his family's comfort with our direction and leadership, and gives the Stowers more leeway to devote time and energy to other important priorities, such as the
Stowers Institute for Medical Research.

Meanwhile, American Century Investments, our clients, and our employees have been my top priority since I became company president and CEO in March. We've also added the executive talents of overall chief investment officer Enrique
Chang, international equity CIO Mark On, U.S. growth equity CIO Steve Lurito, and chief operating officer Barry Fink.

This skilled group, combined with our existing senior management team, has already had a positive impact on the development and management of the products and services we take pride in delivering to you.

/s/Jonathan Thomas
Jonathan Thomas

[photo of Jonathan Thomas]

Jonathan Thomas
PRESIDENT
AMERICAN CENTURY COMPANIES, INC.

[photo of James E. Stowers, Jr.]

James E. Stowers, Jr.
FOUNDER AND CO-CHAIRMAN OF THE BOARD
AMERICAN CENTURY COMPANIES, INC.

[photo of Richard Brown]

Richard Brown
CO-CHAIRMAN OF THE BOARD
AMERICAN CENTURY COMPANIES, INC.

TABLE OF CONTENTS

     Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . .      2
      U.S. Fixed-Income Total Returns. . . . . . . . . . . . . . . . . . .      2

CAPITAL PRESERVATION

                                                                                5
     Shareholder Fee Example . . . . . . . . . . . . . . . . . . . . . . .      6
     Schedule of Investments . . . . . . . . . . . . . . . . . . . . . . .      8

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and the Portfolio Commentary
reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by
American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of Chief Investment Officer]

By David MacEwen, Chief Investment Officer, Fixed Income

MODEST GROWTH, INFLATION, BOND RETURNS

U.S. bonds managed positive returns during the six months ended September 30,
2007. But the ride was bumpy -- bond market volatility surged to the highest level in years as waves from the bursting housing and subprime mortgage bubbles spread to the broader economy and financial markets.

U.S. economic growth was moderate over the last four complete calendar quarters, running at an approximately 2-3% average annual rate. Many economists are calling for sub-2% growth going forward. Inflation slowed, as the trailing
12-month percentage change in core consumer prices (without volatile food and energy prices) finished September at 2.1%. That's down from 2.9% as recently as
September 2006.

To help alleviate some of the market and economic concerns, the Federal Reserve
(the Fed) lowered its benchmark federal funds rate target in September. This came on top of cuts to its discount rate in both August and September -- the
Fed's first rate cuts since June 2003.

RATES FELL, CURVE STEEPENED

Against that backdrop, Treasury yields generally declined. The yield on the two-year Treasury note fell from 4.58% to 3.99%; however, yields on longer-term notes and bonds fell less. That's because investors worried about the potential long-term inflation effects of Fed rate cuts, high energy and commodity prices, and a weaker dollar. As a result, the yield curve (a graphic representation of bond yields at different maturities) fell and steepened -- the difference in yield between two- and 10-year Treasury securities increased sharply from seven to 60 basis points (a basis point equals 0.01%).

HIGH-QUALITY BONDS DID BEST

The volatility, credit, and liquidity concerns in the market all favored
Treasury securities over higher-yielding, lower-quality alternatives (see the returns table above). So, for example, while the Treasury market enjoyed its best quarter in five years from July to September, July was one of the worst months on record for high-yield bonds. Treasury inflation-indexed securities performed best because of their combination of high credit quality and inflation protection.

U.S. Fixed-Income Total Returns For the six months ended September 30, 2007*

TREASURY SECURITIES
3-Month Bill                                    2.69%
2-Year Note                                     3.25%
5-Year Note                                     3.60%
10-Year Note                                    2.72%
30-Year Bond                                    2.57%

CITIGROUP U.S. BOND MARKET INDICES
High-Yield (corporate)                          0.65%
Credit (investment-grade corporate)             1.50%
Mortgage                                        2.16%
Broad Investment-Grade (multi-sector)           2.42%
Agency                                          3.04%
Treasury                                        3.38%
Inflation-Linked Securities                     3.76%

*Total returns for periods less than one year are not annualized.

------
2

PERFORMANCE
Capital Preservation

Total Returns as of September 30, 2007
                                                 Average Annual Returns
                    6                                               Since     Inception
                    months(1)     1 year     5 years    10 years  Inception      Date

INVESTOR CLASS        2.23%       4.62%       2.41%      3.31%      4.74%      10/13/72

90-DAY U.S.
TREASURY BILL
INDEX(2)              2.24%       4.73%       2.79%      3.55%     6.17%(3)       --

LIPPER U.S.
TREASURY MONEY
MARKET FUNDS
AVERAGE RETURN(2)     2.11%       4.37%       2.18%      3.10%     5.78%(4)       --

Fund's Lipper
Ranking Among
U.S. Treasury
Money Market
Funds(2)             17 of 87    17 of 83    10 of 70   8 of 49   1 of 1(4)       --

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. - A Reuters Company. ©2007 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.

Lipper Rankings -- Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.

The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(3) Since 9/30/72, the date nearest the Investor Class's inception for which data are available.

(4) Since 10/31/72, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

------
3

PORTFOLIO COMMENTARY
Capital Preservation

Lead Portfolio Manager: Lynn Paschen Macro Strategy Team Representative:
Steven Permut

PERFORMANCE SUMMARY

Capital Preservation returned 2.23%* for the six months ended September 30,
2007, surpassing the 2.11% average return of the 87 funds in Lipper Inc.'s U.S.
Treasury Money Market Funds category. The portfolio's return for the reporting period ranked in the top 20% of the Lipper category, and its five- and 10-year returns were in the top 16% of the Lipper group (see the previous page).

CREDIT CRUNCH PROMPTED FED RATE CUTS

For much of the reporting period, a lingering threat of inflation kept the
Federal Reserve (the Fed) on hold, and the federal (fed) funds rate target at
5.25%. Despite increasing burdens on economic growth from the housing market slump and high energy prices, the Fed continued to view inflation as a bigger concern than recession. Money market rates declined slightly during this period of Fed inactivity. This was due to reduced Treasury bill issuance stemming from surprisingly strong federal tax receipts in April.

In late July, credit and liquidity concerns took hold of the financial markets.
The bulk of the problems were confined to the bond market, but the panic eventually filtered through to the asset-backed segment of the money market.
Many organizations regularly use asset-backed commercial paper. They issue this short-term debt to purchase higher-yielding, longer-term securities, such as those backed by credit card debt, student loans and mortgage loans. But what was unclear and worrisome to many investors was the extent of subprime mortgage exposure within these asset-backed and structured finance securities.

The mounting credit crisis sent investors fleeing to the safety of U.S. Treasury securities. It also sent U.S. economic growth prospects tumbling. The Fed took action, first cutting the discount rate in August and later, on September 18, reducing the fed funds rate target to 4.75% as it cut the discount rate again.
These represented the Fed's first rate cuts since June 25, 2003.

The Fed's actions further fueled a rally in the Treasury bill market. The yield on the benchmark three-month Treasury bill fell 123 basis points during the reporting period, from 5.04% to 3.81% (a basis point equals 0.01%). The bulk of the decline occurred during the third quarter of 2007, when the yield dropped
100 basis points.

*Total returns for periods less than one year are not annualized.

------
4

Capital Preservation

                               PORTFOLIO STRATEGY

The financial markets' flight to quality triggered strong demand for Treasury bills, which pushed prices up and yields down. Capital Preservation's 7-day current yield declined from 4.67% to 4.01% during the reporting period.

Early in the period we extended the portfolio's average maturity to more than 75 days, which helped lock in higher yields in a declining-yield environment. But the portfolio's average maturity began drifting downward as the demand for
Treasury bills skyrocketed. The heightened demand meant there were fewer bills available and, consequently, little opportunity to maintain a longer average maturity. When it became clear the Fed would likely cut rates, we once again attempted to extend the portfolio's average maturity. Extending was not easy, though, as longer-term paper remained in limited supply. At the end of August, the American Century Government Agency Money Market Fund closed, and its
Investor Class assets were rolled into Capital Preservation. This action helped to extend the portfolio's average maturity, which ended the reporting period at
68 days.

OUTLOOK

Based on futures prices at the end of the reporting period, the bond market expected the Fed to cut the fed funds rate target at least one more time by the end of 2007. We agree with that market assessment. We also believe the Fed still faces a major challenge in shoring up confidence in the financial markets without igniting inflation or re-inflating the speculative bubbles that developed in the credit, real estate and leveraged-buyout markets. Going forward we think the Fed will proceed more cautiously in cutting rates than it did in
September, to further assess economic conditions and the impact of its unexpectedly large rate cut.

Yields
                                            As of
                                           9/30/07
7-Day Current Yield                         4.01%
7-Day Effective Yield                       4.09%

Portfolio Composition by Maturity
                           % of fund      % of fund
                             investments investments
                             as of          as of
                                 9/30/07 3/31/07
1-30 days                     29%            55%
31-90 days                    36%            30%
91-180 days                   32%            12%
More than 180 days             3%            3%

------
5

SHAREHOLDER FEE EXAMPLE (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2007 to September 30, 2007.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

------
6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                       Ending
                      Beginning       Account        Expenses Paid     Annualized
                    Account Value      Value        During Period*       Expense
                        4/1/07        9/30/07      4/1/07 - 9/30/07      Ratio*

Actual                  $1,000       $1,022.30           $2.43            0.48%

Hypothetical            $1,000       $1,022.60           $2.43            0.48%

*Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

------
7

SCHEDULE OF INVESTMENTS
Capital Preservation

SEPTEMBER 30, 2007 (UNAUDITED)

Principal Amount                                                             Value

U.S.  Treasury Bills(1) -- 67.6% $125,000,000 U.S. Treasury Bills,
                    4.89%, 10/4/07                                   $ 124,949,115
       269,000,000  U.S. Treasury Bills,
                    4.81%, 10/11/07                                    268,640,834
       288,000,000  U.S. Treasury Bills,
                    4.23%, 10/18/07                                    287,424,719
       105,500,000  U.S. Treasury Bills,
                    4.07%, 10/25/07                                    105,214,072
       167,000,000  U.S. Treasury Bills,
                    3.64%, 11/1/07                                     166,548,270
       100,000,000  U.S. Treasury Bills,
                    4.78%, 11/8/07                                      99,495,180
         3,000,000  U.S. Treasury Bills,
                    4.51%, 11/15/07                                      2,983,087
       150,000,000  U.S. Treasury Bills,
                    4.42%, 11/23/07                                    149,081,334
       100,000,000  U.S. Treasury Bills,
                    3.53%, 12/6/07                                      99,352,650
       100,000,000  U.S. Treasury Bills,
                    4.33%, 12/13/07                                     99,206,125
       100,000,000  U.S. Treasury Bills,
                    4.26%, 12/20/07                                     99,102,222
        18,000,000  U.S. Treasury Bills,
                    3.89%, 1/3/08                                       17,817,274
        40,000,000  U.S. Treasury Bills,
                    4.82%, 2/7/08                                       39,309,707
       100,000,000  U.S. Treasury Bills,
                    4.07%, 2/14/08                                      98,462,445
       100,000,000  U.S. Treasury Bills,
                    4.18%, 2/21/08                                      98,341,597
       100,000,000  U.S. Treasury Bills,
                    4.26%, 3/6/08                                       98,142,167
        50,000,000  U.S. Treasury Bills,
                    4.08%, 3/13/08                                      49,071,806
       275,000,000  U.S. Treasury Bills,
                    4.13%, 3/20/08                                     269,610,530
                                                                    --------------
TOTAL U.S. TREASURY BILLS                                            2,172,753,134
                                                                    --------------

Principal Amount                                                             Value

U.S.  Treasury Notes(1) -- 13.7% $165,000,000 U.S. Treasury Notes,
                    3.00%, 11/15/07                                  $ 164,595,563
        75,000,000  U.S. Treasury Notes, 10.375%, 11/15/07              75,585,138
        75,000,000  U.S. Treasury Notes,
                    4.375%, 12/31/07                                    74,883,665
        50,000,000  U.S. Treasury Notes,
                    3.00%, 2/15/08                                      49,628,732
        25,000,000  U.S. Treasury Notes,
                    3.375%, 2/15/08                                     24,849,872
        50,000,000  U.S. Treasury Notes,
                    5.625%, 5/15/08                                     50,376,590
                                                                    --------------
TOTAL U.S. TREASURY NOTES                                              439,919,560
                                                                    --------------
Zero-Coupon U.S. Treasury
Securities(2) -- 4.2% 20,000,000 STRIPS - COUPON,
                    3.78%, 11/15/07                                     19,909,037
        30,000,000  STRIPS - PRINCIPAL, 3.625%, 11/15/07                29,869,018
        50,000,000  STRIPS - PRINCIPAL, 5.05%, 2/15/08                  49,082,706
        37,000,000  STRIPS - PRINCIPAL, 4.55%, 5/15/08                  35,978,419
                                                                    --------------
TOTAL ZERO-COUPON
U.S. TREASURY SECURITIES 134,839,180
                                                                    --------------
TOTAL INVESTMENT
SECURITIES -- 85.5%                                                  2,747,511,874
                                                                    --------------
OTHER ASSETS AND
LIABILITIES -- 14.5%                                                   466,506,958
                                                                    --------------
TOTAL NET ASSETS -- 100.0%                                          $3,214,018,832
                                                                    ==============

Notes to Schedule of Investments

STRIPS = Separate Trading of Registered Interest and Principal of Securities

(1) The rates for U.S. Treasury Bills are the yield to maturity at purchase. The rates for U.S. Treasury Notes are the stated coupon rates.

(2) Security is a zero-coupon bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

See Notes to Financial Statements.

------
8

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2007 (UNAUDITED)

ASSETS

Investment securities, at value (amortized cost
and cost for federal income tax purposes)                           $2,747,511,874

Cash                                                                     5,081,149

Receivable for investments sold                                        461,052,745

Interest receivable                                                     11,766,446
                                                                    --------------
                                                                     3,225,412,214
                                                                    --------------
LIABILITIES

Payable for investments purchased                                        9,902,083

Accrued management fees                                                  1,215,224

Dividends payable                                                          276,075
                                                                    --------------
                                                                        11,393,382
                                                                    --------------

NET ASSETS                                                          $3,214,018,832
                                                                    ==============
INVESTOR CLASS CAPITAL SHARES

Outstanding (unlimited number of shares authorized)                  3,214,140,346
                                                                    ==============

NET ASSET VALUE PER SHARE                                                    $1.00
                                                                    ==============

NET ASSETS CONSIST OF:

Capital paid in                                                     $3,214,141,242

Accumulated net realized loss on investment transactions                 (122,410)
                                                                    --------------
                                                                    $3,214,018,832
                                                                    ==============

See Notes to Financial Statements.

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9

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007 (UNAUDITED)

INVESTMENT INCOME (LOSS)

INCOME:

Interest                                                               $66,289,993
                                                                    --------------

EXPENSES:

Management fees                                                          6,374,777

Trustees' fees and expenses                                                 71,409

Other expenses                                                               2,209
                                                                    --------------
                                                                         6,448,395
                                                                    --------------

NET INVESTMENT INCOME (LOSS)                                            59,841,598
                                                                    --------------

NET REALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS                       (79,843)
                                                                    --------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                              $59,761,755
                                                                    ==============

See Notes to Financial Statements.

------
10

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED SEPTEMBER 30, 2007 (UNAUDITED) AND YEAR ENDED MARCH 31, 2007

Increase (Decrease) in Net Assets                 Sept. 30, 2007    March 31, 2007

OPERATIONS

Net investment income (loss)                        $ 59,841,598     $ 118,083,162

Net realized gain (loss)                                (79,843)           359,197
                                                  --------------   ---------------
Net increase (decrease) in net assets
resulting from operations                             59,761,755       118,442,359
                                                  --------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS

From net investment income                          (59,841,598)     (118,083,162)

From net realized gains                                       --          (26,688)
                                                  --------------   ---------------
Decrease in net assets from distributions           (59,841,598)     (118,109,850)
                                                  --------------   ---------------

CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold                            580,618,228       983,014,646

Issued in connection with acquistion
(Note 4)                                             547,078,894                --

Proceeds from reinvestment of distributions           57,432,665       113,736,579

Payments for shares redeemed                       (628,017,069)   (1,087,811,988)
                                                  --------------   ---------------
Net increase in net assets
from capital share transactions                      557,112,718         8,939,237
                                                  --------------   ---------------

NET INCREASE (DECREASE) IN NET ASSETS                557,032,875         9,271,746

NET ASSETS

Beginning of period                                2,656,985,957     2,647,714,211
                                                  --------------   ---------------
End of period                                     $3,214,018,832   $ 2,656,985,957
                                                  ==============   ===============

TRANSACTIONS IN SHARES OF THE FUND

Sold                                                 580,618,228       983,014,646

Issued in connection with acquistion
(Note 4)                                             547,146,072                --

Issued in reinvestment of distributions               57,432,665       113,736,579

Redeemed                                           (628,017,069)   (1,087,811,988)
                                                  --------------   ---------------
Net increase (decrease) in
shares of the fund                                   557,179,896         8,939,237
                                                  ==============   ===============

See Notes to Financial Statements.

------
11

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Capital Preservation Fund (the fund) is one fund in a series issued by the trust. The fund is diversified under Rule
2a-7 of the 1940 Act. The fund's investment objective is to seek maximum safety and liquidity and intends to pursue its investment objective by investing in short-term money market securities issued by the U.S. Treasury that are guaranteed by the direct full faith and credit pledge of the U.S. government.
The following is a summary of the fund's significant accounting policies.

SECURITY VALUATIONS -- Securities are generally valued at amortized cost, which approximates current market value. When such valuations do not reflect market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- For financial reporting, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities' prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the fund may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as "roll" transactions. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2004. At this time, management has not identified any uncertain tax positions that would materially impact the financial statements.
Accordingly, no provision has been made for federal or state income taxes.
Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and short-term capital gains, if any, are declared daily and paid monthly. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

INDEMNIFICATIONS -- Under the trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications.
The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

------
12

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The fee consists of (1) an Investment
Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the Investment Category
Fee range from 0.1370% to 0.2500% and the rates for the Complex Fee range from
0.2500% to 0.3100%. The effective annual management fee for the six months ended
September 30, 2007, was 0.48%.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC.

JPMorgan Chase Bank is a custodian of the fund and a wholly owned subsidiary of
JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

Following are the capital loss carryovers and capital loss deferral amounts for
Capital Preservation and Government Agency Money Market Fund (Government Agency)
as of March 31, 2007:

                                    Capital Preservation    Government Agency

Accumulated capital losses                   --                 $(13,028)

Capital loss deferral                        --                   $(12)

Capital Preservation acquired capital loss carryovers of $(13,028) and a capital loss deferral of $(12) from Government Agency as a result of a reorganization
(see Note 4).

The accumulated capital losses listed above for Government Agency represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers for Government
Agency expire as follows:

                                     2012        2013         2014       2015

Government Agency                  $(10,414)   $(2,278)      $(316)     $(20)

The capital loss deferral listed above for Government Agency represents net capital losses incurred in the five-month period ended March 31, 2007.
Government Agency had elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

------
13

4. REORGANIZATION PLAN

On December 8, 2006, the Board of Trustees approved a plan of reorganization
(the "Reorganization"), pursuant to which Capital Preservation acquired all of the assets of Government Agency Money Market Fund (Government Agency) in
exchange for shares of equal value of Capital Preservation and assumption by
Capital Preservation of certain of Government Agency's ordinary course liabilities. The financial statements and performance history of Capital
Preservation will be carried over in the post-reorganization. The reorganization was effective after the close of business on August 31, 2007. New shares in connection with the reorganization were issued by Capital Preservation on
September 4, 2007.

The acquisition was accomplished by a tax-free exchange of 547,146,072 shares of
Capital Preservation for 547,146,072 outstanding shares of Government Agency.
The net assets of Capital Preservation and Government Agency immediately before the acquisition were $2,676,014,751 and $547,078,894, respectively. Immediately after the acquisition, the combined net assets were $3,223,093,645. Capital
Preservation acquired capital loss carryovers of $(13,028) and a capital loss deferral of $(12) from Government Agency.

5. RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2006, the Financial Accounting Standards Board (FASB) issued
Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an
Interpretation of FASB Statement No. 109" (FIN 48). FIN 48 establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has concluded that the adoption of FIN 48 will not materially impact the financial statements.

The FASB issued Statement of Financial Accounting Standards No. 157, "Fair Value
Measurements" (FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. Management is currently evaluating the impact that adopting FAS 157 will have on the financial statement disclosures.

------
14

FINANCIAL HIGHLIGHTS
Capital Preservation

Investor Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                      2007(1)         2007         2006         2005         2004         2003
PER-SHARE DATA

Net Asset
Value,
Beginning of
Period                  $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
                     --------     --------     --------     --------     --------     --------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)                  0.02         0.04         0.03         0.01         0.01         0.01
                     --------     --------     --------     --------     --------     --------
Distributions

 From Net
 Investment
 Income                (0.02)       (0.04)       (0.03)       (0.01)       (0.01)       (0.01)
                     --------     --------     --------     --------     --------     --------
Net Asset
Value, End
of Period               $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
                     ========     ========     ========     ========     ========     ========

TOTAL RETURN(2)         2.23%        4.59%        3.06%        1.14%        0.60%        1.19%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses
to Average Net
Assets               0.48%(3)        0.48%        0.48%        0.48%        0.48%        0.48%

Ratio of Net
Investment
Income (Loss)
to Average Net
Assets               4.42%(3)        4.50%        3.01%        1.12%        0.59%        1.18%

Net Assets, End
of Period
(in thousands)     $3,214,019   $2,656,986   $2,647,714   $2,761,800   $2,928,299   $3,270,852

(1) Six months ended September 30, 2007 (unaudited).

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(3) Annualized.

See Notes to Financial Statements.

------
15

PROXY VOTING RESULTS

A special meeting of shareholders was held on July 27, 2007, to vote on the following proposal. The proposal received the required number of votes of the
American Century Government Income Trust and was adopted. A summary of voting results is listed below the proposal.

PROPOSAL:

To elect eight Trustees to the Board of Trustees of American Century Government
Income Trust (the proposal was voted on by all shareholders of funds issued by
American Century Government Income Trust).

Jonathan S. Thomas      For:                4,467,619,148
                        Withhold:              90,544,597
                        Abstain:                        0
                        Broker Non-Vote:                0

John Freidenrich        For:                4,463,121,891
                        Withhold:              95,041,854
                        Abstain:                        0
                        Broker Non-Vote:                0

Ronald J. Gilson        For:                4,465,283,403
                        Withhold:              92,880,342
                        Abstain:                        0
                        Broker Non-Vote:                0

Kathryn A. Hall         For:                4,465,340,375
                        Withhold:              92,823,370
                        Abstain:                        0
                        Broker Non-Vote:                0

Peter F. Pervere        For:                4,465,230,900
                        Withhold:              92,932,845
                        Abstain:                        0
                        Broker Non-Vote:                0

Myron S. Scholes        For:                4,464,439,279
                        Withhold:              93,724,466
                        Abstain:                        0
                        Broker Non-Vote:                0

John B. Shoven          For:                4,464,072,556
                        Withhold:              94,091,189
                        Abstain:                        0
                        Broker Non-Vote:                0

Jeanne D. Wohlers       For:                4,465,684,896
                        Withhold:              92,478,849
                        Abstain:                        0
                        Broker Non-Vote:                0

------
16

APPROVAL OF MANAGEMENT AGREEMENT
Capital Preservation

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century, this process is referred to as the "15(c) Process."
As a part of this process, the board reviews fund performance, shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. In addition to this annual review, the board of directors oversees and evaluates on a continuous basis at its quarterly meetings the nature and quality of significant services performed by the advisor, fund performance, audit and compliance information, and a variety of other reports relating to fund operations. The board, or committees of the board, also holds special meetings as needed.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year period, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data (the "15(c)
Providers") concerning Capital Preservation (the "fund") and the services provided to the fund under the management agreement. The information considered and the discussions held at the meetings included, but were not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the fund under the management agreement;

* reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the fund and its shareholders on a routine and non-routine basis;

* data comparing the cost of owning the fund to the cost of owning a similar fund;

* data comparing the fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the fund to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the fund's board of directors held two regularly scheduled meetings to review and discuss the information provided by the advisor and to complete its negotiations with the advisor regarding the renewal of the management agreement, including the setting of the applicable advisory fee. The board also had the benefit of the advice of its independent counsel throughout the period.

------
17

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, and the board's independent counsel, and evaluated such information for each fund for which the board has responsibility. The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors' decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the fund. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the fund's portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity.
In evaluating investment performance, the board expects the advisor to manage the fund in accordance with its investment objectives and approved strategies.
In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business.

------
18

At each quarterly meeting the Directors review investment performance information for the fund, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the fund. The Directors also review detailed performance information during the 15(c) Process. If performance concerns are identified, the Directors discuss with the advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The fund's performance for both the one- and three-year periods was above the median for its peer group during part of the past year.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the fund with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at their regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the fund, its profitability in managing the fund, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.

ETHICS OF THE ADVISOR. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the fund specifically, the expenses incurred by the advisor in providing various functions to the fund, and the breakpoint fees of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure, fee breakpoints as the fund complex and the fund increases in size, and through reinvestment in its business to provide shareholders additional content and services. In particular, separate breakpoint schedules based on the size of the entire fund complex and on the size of the fund reflect the complexity of assessing economies of scale.

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19

COMPARISON TO OTHER FUNDS' FEES. The fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the fund's independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Directors' analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the fund's unified fee to the total expense ratio of other funds in the fund's peer group. The unified fee charged to shareholders of the fund was in the lowest quartile of the total expense ratios of its peer group.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the fund. The Directors analyzed this information and concluded that the fees charged and services provided to the fund were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the fund. They concluded that the advisor's primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to certain clients other than the fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the fund to determine breakpoints in the fund's fee schedule, provided they are managed using the same investment team and strategy.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the Directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor concluded that the investment management agreement between the fund and the advisor is fair and reasonable in light of the services provided and should be renewed.

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20

ADDITIONAL INFORMATION

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's website at americancentury.com and on the Securities and Exchange
Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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21

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparison. They are not investment product available for purchase.

The 90-DAY U.S. TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank and includes three-month, six-month, and one-year instruments.

The CITIGROUP AGENCY INDEX is a market-capitalization-weighted index that includes U.S. government sponsored agencies with a remaining maturity of at least one year.

The CITIGROUP CREDIT INDEX includes US and non-US corporate securities and non-US sovereign and provincial securities.

The CITIGROUP MORTGAGE INDEX measures the mortgage component of the US BIG
Index, comprising 30- and 15-year GNMA, FNMA, and FHLMC pass-throughs and FNMA and FHLMC balloon mortgages.

The CITIGROUP TREASURY INDEX is comprised of U.S. Treasury securities with an amount outstanding of at least $5 billion and a remaining maturity of at least one year.

The CITIGROUP US BROAD INVESTMENT-GRADE (BIG) BOND INDEX is a market-
capitalization-weighted index that includes fixed-rate Treasury, government-
sponsored, mortgage, asset-backed, and investment-grade issues with a maturity of one year or longer.

The CITIGROUP US HIGH-YIELD MARKET INDEX captures the performance of below-investment-grade debt issued by corporations domiciled in the United
States or Canada. This index includes cash-pay and deferred-interest securities that are publicly placed, have a fixed coupon, and are nonconvertible.

The CITIGROUP US INFLATION-LINKED SECURITIES INDEX (ILSI) measures the return of bonds with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index (CPI).

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22

NOTES

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23

NOTES

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24

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY GOVERNMENT INCOME TRUST

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

0711
SH-SAN-56798N

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)   Not applicable for semiannual report filings.

(a)(2)   Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the
         Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
         Company Act of 1940, are filed and attached hereto as Exhibit
         99.302CERT.

(a)(3)   Not applicable.

(b)      A certification by the registrant's chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of
         2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY GOVERNMENT INCOME TRUST

By:   /s/ Jonathan S. Thomas
      --------------------------------------
      Name:  Jonathan S. Thomas
      Title: President

Date:    November 29, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Jonathan S. Thomas
      --------------------------------------
      Name:  Jonathan S. Thomas
      Title: President
            (principal executive officer)

Date:    November 29, 2007

By:   /s/ Robert J. Leach
      --------------------------------------
         Name:  Robert J. Leach
         Title: Vice President, Treasurer, and
                Chief Financial Officer
                (principal financial officer)

Date:    November 29, 2007